UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22810

T. Rowe Price Global Allocation Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

Global Allocation Fund

Investor Class (RPGAX)

This annual shareholder report contains important information about Global Allocation Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Investor Class	$84	0.79%

What drove fund performance during the past 12 months?

  Global equity and fixed income markets advanced over the period, with many major equity indexes posting double-digit gains. Global emerging markets outpaced the U.S. and international developed markets during the period, according to broad fixed income and equity indexes. Following mid-period volatility due to news of “reciprocal” tariffs imposed by the Trump administration in the U.S., global markets experienced blistering rallies after the announcement of a tariff pause that allowed several countries to negotiate trade deals with the U.S.

  Versus the Morningstar Global Allocation Index, favorable security selection among international developed markets value stocks had a positive impact during the period. The inclusion of emerging markets bonds as a diversifying exposure also aided relative results.

  On the negative side, stock selection within the All-Cap Opportunities Fund was a notable detractor during the period. Security selection within the Large-Cap Core Fund also weighed on relative results.

  The fund seeks long-term capital appreciation and income. It provides investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, emphasizing the roles of broad diversification, fundamental research, tactical allocation, and risk management. The fund is a single investment option that invests in global opportunities across a wide spectrum of equity, fixed income, and hedge fund strategies.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,486	9,151	9,476
2016	10,021	9,906	10,198
2016	10,377	10,283	10,559
2016	10,414	10,205	10,428
2017	10,708	10,792	10,703
2017	11,241	11,405	11,164
2017	11,689	12,037	11,636
2017	12,069	12,573	11,967
2018	12,681	13,757	12,726
2018	12,323	13,021	12,277
2018	12,458	13,357	12,440
2018	11,790	12,508	11,878
2019	12,125	12,728	12,211
2019	12,731	13,680	12,779
2019	12,919	13,751	12,992
2019	13,118	14,082	13,273
2020	13,605	14,769	13,737
2020	12,378	13,002	12,698
2020	13,818	14,741	13,944
2020	13,990	14,771	13,942
2021	15,695	17,283	15,519
2021	16,628	18,949	16,359
2021	16,935	19,632	16,788
2021	17,160	20,277	16,967
2022	16,465	19,569	16,377
2022	15,252	17,918	14,990
2022	15,020	17,574	14,778
2022	14,149	16,230	13,574
2023	15,336	18,005	14,939
2023	15,393	18,287	15,065
2023	16,110	19,843	15,785
2023	15,086	17,935	14,514
2024	16,643	20,651	16,317
2024	17,191	21,481	16,525
2024	18,077	23,220	17,663
2024	18,275	23,816	17,938
2025	18,731	24,931	18,339
2025	18,485	24,024	18,248
2025	19,590	26,906	19,565
2025	20,646	29,208	20,746

202501-4140694, 202512-4880671

F154-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Allocation Fund (Investor Class)	12.97%	8.09%	7.52%
MSCI All Country World Index Net (Regulatory Benchmark)	22.64	14.61	11.31
Morningstar Global Allocation Index (Strategy Benchmark)	15.65	8.27	7.57

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$828,094
  Number of Portfolio Holdings1,569
  Investment Advisory Fees Paid (000s)$4,251
  Portfolio Turnover Rate39.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	54.2%
Bond Funds	15.2
Equity Funds	7.5
Private Investment Companies	7.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	6.9
Corporate Bonds	3.2
Securities Lending Collateral	1.0
Asset-Backed Securities	0.6
Short-Term and Other	4.1

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	7.3%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.3
T. Rowe Price Emerging Markets Bond Fund - I Class	3.8
T. Rowe Price International Bond Fund - I Class	3.1
U.S. Treasury Inflation-Indexed Notes	2.5
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.2
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.2
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.2
NVIDIA	2.2
U.S. Treasury Bonds	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Allocation Fund

Investor Class (RPGAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Global Allocation Fund

Advisor Class (PAFGX)

This annual shareholder report contains important information about Global Allocation Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - Advisor Class	$108	1.02%

What drove fund performance during the past 12 months?

  Global equity and fixed income markets advanced over the period, with many major equity indexes posting double-digit gains. Global emerging markets outpaced the U.S. and international developed markets during the period, according to broad fixed income and equity indexes. Following mid-period volatility due to news of “reciprocal” tariffs imposed by the Trump administration in the U.S., global markets experienced blistering rallies after the announcement of a tariff pause that allowed several countries to negotiate trade deals with the U.S.

  Versus the Morningstar Global Allocation Index, favorable security selection among international developed markets value stocks had a positive impact during the period. The inclusion of emerging markets bonds as a diversifying exposure also aided relative results.

  On the negative side, stock selection within the All-Cap Opportunities Fund was a notable detractor during the period. Security selection within the Large-Cap Core Fund also weighed on relative results.

  The fund seeks long-term capital appreciation and income. It provides investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, emphasizing the roles of broad diversification, fundamental research, tactical allocation, and risk management. The fund is a single investment option that invests in global opportunities across a wide spectrum of equity, fixed income, and hedge fund strategies.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,476	9,151	9,476
2016	10,011	9,906	10,198
2016	10,368	10,283	10,559
2016	10,396	10,205	10,428
2017	10,700	10,792	10,703
2017	11,215	11,405	11,164
2017	11,653	12,037	11,636
2017	12,025	12,573	11,967
2018	12,636	13,757	12,726
2018	12,259	13,021	12,277
2018	12,385	13,357	12,440
2018	11,717	12,508	11,878
2019	12,041	12,728	12,211
2019	12,634	13,680	12,779
2019	12,802	13,751	12,992
2019	12,990	14,082	13,273
2020	13,466	14,769	13,737
2020	12,234	13,002	12,698
2020	13,648	14,741	13,944
2020	13,810	14,771	13,942
2021	15,488	17,283	15,519
2021	16,384	18,949	16,359
2021	16,680	19,632	16,788
2021	16,893	20,277	16,967
2022	16,193	19,569	16,377
2022	14,992	17,918	14,990
2022	14,752	17,574	14,778
2022	13,879	16,230	13,574
2023	15,045	18,005	14,939
2023	15,089	18,287	15,065
2023	15,774	19,843	15,785
2023	14,764	17,935	14,514
2024	16,281	20,651	16,317
2024	16,797	21,481	16,525
2024	17,658	23,220	17,663
2024	17,842	23,816	17,938
2025	18,277	24,931	18,339
2025	18,024	24,024	18,248
2025	19,097	26,906	19,565
2025	20,110	29,208	20,746

202501-4140694, 202512-4880671

F244-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Global Allocation Fund (Advisor Class)	12.71%	7.81%	7.24%
MSCI All Country World Index Net (Regulatory Benchmark)	22.64	14.61	11.31
Morningstar Global Allocation Index (Strategy Benchmark)	15.65	8.27	7.57

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$828,094
  Number of Portfolio Holdings1,569
  Investment Advisory Fees Paid (000s)$4,251
  Portfolio Turnover Rate39.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	54.2%
Bond Funds	15.2
Equity Funds	7.5
Private Investment Companies	7.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	6.9
Corporate Bonds	3.2
Securities Lending Collateral	1.0
Asset-Backed Securities	0.6
Short-Term and Other	4.1

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	7.3%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.3
T. Rowe Price Emerging Markets Bond Fund - I Class	3.8
T. Rowe Price International Bond Fund - I Class	3.1
U.S. Treasury Inflation-Indexed Notes	2.5
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.2
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.2
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.2
NVIDIA	2.2
U.S. Treasury Bonds	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Allocation Fund

Advisor Class (PAFGX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Global Allocation Fund

I Class (TGAFX)

This annual shareholder report contains important information about Global Allocation Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Allocation Fund - I Class	$64	0.60%

What drove fund performance during the past 12 months?

  Global equity and fixed income markets advanced over the period, with many major equity indexes posting double-digit gains. Global emerging markets outpaced the U.S. and international developed markets during the period, according to broad fixed income and equity indexes. Following mid-period volatility due to news of “reciprocal” tariffs imposed by the Trump administration in the U.S., global markets experienced blistering rallies after the announcement of a tariff pause that allowed several countries to negotiate trade deals with the U.S.

  Versus the Morningstar Global Allocation Index, favorable security selection among international developed markets value stocks had a positive impact during the period. The inclusion of emerging markets bonds as a diversifying exposure also aided relative results.

  On the negative side, stock selection within the All-Cap Opportunities Fund was a notable detractor during the period. Security selection within the Large-Cap Core Fund also weighed on relative results.

  The fund seeks long-term capital appreciation and income. It provides investors with a core multi-asset portfolio that is globally diversified across traditional and alternative asset classes, emphasizing the roles of broad diversification, fundamental research, tactical allocation, and risk management. The fund is a single investment option that invests in global opportunities across a wide spectrum of equity, fixed income, and hedge fund strategies.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
4/30/16	510,506	513,519	513,603
7/31/16	529,131	533,078	531,818
10/31/16	531,996	529,014	525,192
1/31/17	547,484	559,439	539,056
4/30/17	574,688	591,241	562,268
7/31/17	598,006	624,010	586,061
10/31/17	617,923	651,761	602,713
1/31/18	649,662	713,175	640,930
4/30/18	630,860	674,982	618,298
7/31/18	638,281	692,436	626,552
10/31/18	604,141	648,387	598,234
1/31/19	621,288	659,820	614,984
4/30/19	652,758	709,151	643,598
7/31/19	662,403	712,848	654,340
10/31/19	672,554	730,029	668,505
1/31/20	697,989	765,634	691,844
4/30/20	634,724	673,995	639,510
7/31/20	708,878	764,164	702,260
10/31/20	717,694	765,711	702,186
1/31/21	805,966	895,935	781,601
4/30/21	853,685	982,323	823,929
7/31/21	869,940	1,017,721	845,539
10/31/21	882,001	1,051,148	854,536
1/31/22	846,412	1,014,473	824,809
4/30/22	784,259	928,861	754,985
7/31/22	772,394	911,023	744,305
10/31/22	727,756	841,367	683,641
1/31/23	789,168	933,377	752,407
4/30/23	792,675	948,012	758,746
7/31/23	829,503	1,028,638	794,988
10/31/23	776,892	929,727	731,007
1/31/24	858,231	1,070,556	821,785
4/30/24	886,498	1,113,559	832,245
7/31/24	932,207	1,203,697	889,562
10/31/24	943,032	1,234,592	903,450
1/31/25	966,854	1,292,425	923,616
4/30/25	954,800	1,245,397	919,044
7/31/25	1,012,532	1,394,778	985,388
10/31/25	1,067,727	1,514,138	1,044,881

202501-4140694, 202512-4880671

F218-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Global Allocation Fund (I Class)	13.22%	8.27%	8.22%
MSCI All Country World Index Net (Regulatory Benchmark)	22.64	14.61	12.22
Morningstar Global Allocation Index (Strategy Benchmark)	15.65	8.27	7.97

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$828,094
  Number of Portfolio Holdings1,569
  Investment Advisory Fees Paid (000s)$4,251
  Portfolio Turnover Rate39.0%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Common Stocks	54.2%
Bond Funds	15.2
Equity Funds	7.5
Private Investment Companies	7.3
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	6.9
Corporate Bonds	3.2
Securities Lending Collateral	1.0
Asset-Backed Securities	0.6
Short-Term and Other	4.1

Top Ten Holdings (as a % of Net Assets)

Blackstone Partners Offshore Fund	7.3%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class	5.3
T. Rowe Price Emerging Markets Bond Fund - I Class	3.8
T. Rowe Price International Bond Fund - I Class	3.1
U.S. Treasury Inflation-Indexed Notes	2.5
T. Rowe Price Institutional High Yield Fund - Institutional Class	2.2
T. Rowe Price Emerging Markets Local Currency Bond Fund - I Class	2.2
T. Rowe Price Multi-Strategy Total Return Fund - I Class	2.2
NVIDIA	2.2
U.S. Treasury Bonds	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Morningstar do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Allocation Fund

I Class (TGAFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	444	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPGAX Global Allocation Fund
PAFGX Global Allocation Fund–
.
Advisor Class
TGAFX Global Allocation Fund–
.
I Class

T. ROWE PRICE Global Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 15.67 $ 13.26 $ 12.83 $ 16.75 $ 13.80
Investment activities
Net investment income
(1)(2)
0.31 0 .28 0.25 0.20 0.16
Net realized and unrealized
gain/loss 1.62 2.49 0.59 (2.95) 2.95
Total from investment
activities 1.93 2.77 0.84 (2.75) 3.11
Distributions
Net investment income (0.40) (0.36) (0.22) (0.15) (0.14)
Net realized gain (0.38) — (0.19) (1.02) (0.02)
Total distributions (0.78) (0.36) (0.41) (1.17) (0.16)
NET ASSET VALUE
End of period $ 16.82 $ 15.67 $ 13.26 $ 12.83 $ 16.75
Ratios/Supplemental Data
Total return
(2)(3)
12.97% 21.14% 6.62% (17.55)% 22.66%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.92% 0.92% 0.86% 0.86% 0.83%
Net expenses after waivers/
payments by Price Associates 0.79% 0.78% 0.72% 0.73% 0.72%
Net investment income 2.01% 1.86% 1.89% 1.37% 1.01%
Portfolio turnover rate 39.0% 38.8% 50.5% 72.1% 42.2%
Net assets, end of period (in
thousands) $530,789 $516,949 $492,231 $708,365 $1,037,535
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 15.54 $ 13.16 $ 12.71 $ 16.59 $ 13.67
Investment activities
Net investment income
(1)(2)
0.28 0.24 0.21 0.15 0.11
Net realized and unrealized
gain/loss 1.60 2.47 0.59 (2.93) 2.93
Total from investment
activities 1.88 2.71 0.80 (2.78) 3.04
Distributions
Net investment income (0.36) (0.33) (0.16) (0.08) (0.10)
Net realized gain (0.38) — (0.19) (1.02) (0.02)
Total distributions (0.74) (0.33) (0.35) (1.10) (0.12)
NET ASSET VALUE
End of period $ 16.68 $ 15.54 $ 13.16 $ 12.71 $ 16.59
Ratios/Supplemental Data
Total return
(2)(3)
12.71% 20.85% 6.38% (17.85)% 22.33%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.26% 1.25% 1.19% 1.18% 1.17%
Net expenses after
waivers/payments by Price
Associates 1.02% 1.01% 1.01% 1.02% 1.04%
Net investment income 1.79% 1.65% 1.59% 1.08% 0.70%
Portfolio turnover rate 39.0% 38.8% 50.5% 72.1% 42.2%
Net assets, end of period (in
thousands) $3,126 $3,385 $3,446 $4,457 $6,662
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Allocation Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 15.68 $ 13.29 $ 12.88 $ 16.82 $ 13.84
Investment activities
Net investment income
(1)(2)
0.34 0.31 0.27 0.22 0.18
Net realized and unrealized
gain/loss 1.62 2.49 0.58 (2.97) 2.97
Total from investment
activities 1.96 2.80 0.85 (2.75) 3.15
Distributions
Net investment income (0.43) (0.41) (0.25) (0.17) (0.15)
Net realized gain (0.38) — (0.19) (1.02) (0.02)
Total distributions (0.81) (0.41) (0.44) (1.19) (0.17)
NET ASSET VALUE
End of period $ 16.83 $ 15.68 $ 13.29 $ 12.88 $ 16.82
Ratios/Supplemental Data
Total return
(2)(3)
13.22% 21.39% 6.75% (17.49)% 22.89%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.78% 0.78% 0.76% 0.75% 0.73%
Net expenses after
waivers/payments by Price
Associates 0.60% 0.60% 0.59% 0.60% 0.62%
Net investment income 2 .20% 2.06% 1.99% 1.59% 1.11%
Portfolio turnover rate 39.0% 38.8% 50.5% 72.1% 42.2%
Net assets, end of period (in
thousands) $294,179 $291,741 $276,877 $241,804 $191,932
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Allocation Fund
October 31, 2025

Portfolio of Investments
‡
Shares/Par $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.2%
Common Stocks 0.2%
Banco BBVA Argentina, ADR (USD)  1,450 24
MercadoLibre (USD) (1) 422 982
Tenaris, ADR (USD) (2) 1,404 56
Vista Energy, ADR (USD) (1)(2) 8,114 393
Total Argentina (Cost $447) 1,455
AUSTRALIA 0.5%
Common Stocks 0.5%
ALS  9,130 130
ANZ Group Holdings  9,863 236
Ausgold (1) 19,998 10
BHP Group  41,184 1,174
BHP Group (GBP) (2) 3,735 106
BlueScope Steel  1,251 19
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $179
(USD) (1)(3)(4) 105 173
Capricorn Metals (1) 13,412 113
Champion Iron  13,984 51
Cochlear  454 85
Downer EDI  26,539 134
Emerald Resources (1) 34,925 109
Evolution Mining  4,652 33
Fortescue  4,750 66
Frontier Digital Ventures (1) 289,462 92
Genesis Minerals (1) 5,330 20
Goodman Group  11,129 240
IDP Education (2) 12,583 46
Iluka Resources  12,619 57
Macquarie Group  1,363 194
Mirvac Group  32,051 48
Netwealth Group  1,941 39
Northern Star Resources  10,374 167
Pilbara Minerals (1)(2) 33,433 72
Predictive Discovery (1) 151,083 56
Ramelius Resources (2) 9,356 20
Reliance Worldwide  18,019 49
Rio Tinto  1,417 123
Scentre Group  106,103 283

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Southern Palladium (1) 1,336 1
Sovereign Metals (1) 13,707 6
Telstra Group  44,098 141
Turaco Gold (1) 23,989 7
4,100
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $7 (USD) (1)
(3)(4) 4 7
7
Corporate Bonds 0.0%
Transurban Finance, 2.45%, 3/16/31 (USD) (5) 140,000 127
Transurban Finance, 4.125%, 2/2/26 (USD) (5) 15,000 15
Woodside Finance, 3.70%, 3/15/28 (USD) (5) 67,000 66
Woodside Finance, 4.50%, 3/4/29 (USD) (5) 105,000 105
313
Total Australia (Cost $3,278) 4,420
AUSTRIA 0.2%
Common Stocks 0.2%
BAWAG Group  11,165 1,443
Erste Group Bank  3,110 322
OMV  1,993 109
Total Austria (Cost $721) 1,874
BAHRAIN 0.0%
Common Stocks 0.0%
Aluminium Bahrain  31,431 92
Total Bahrain (Cost $87) 92
BANGLADESH 0.0%
Common Stocks 0.0%
BRAC Bank  288,478 160
Marico Bangladesh  3,254 74
Square Pharmaceuticals  26,171 46
Total Bangladesh (Cost $218) 280

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
BELGIUM 0.1%
Common Stocks 0.1%
Aedifica  715 52
KBC Ancora  845 67
Shurgard Self Storage  1,759 64
Syensqo  688 57
Warehouses De Pauw  21,299 541
Total Belgium (Cost $702) 781
BRAZIL 0.4%
Common Stocks 0.4%
B3  64,279 151
Itau Unibanco Holding, ADR (USD)  70,462 519
Klabin  39,331 131
Localiza Rent a Car  46,013 336
Multiplan Empreendimentos Imobiliarios  26,098 134
NU Holdings, Class A (USD) (1) 36,480 588
Raia Drogasil  153,959 573
TOTVS  11,500 95
Vale  18,040 218
WEG  41,822 327
Total Brazil (Cost $2,553) 3,072
CANADA 1.6%
Common Stocks 1.4%
Advantage Energy (1) 4,172 33
Agnico Eagle Mines  3,383 544
Agnico Eagle Mines (USD)  682 110
Alamos Gold, Class A  6,117 189
Alamos Gold, Class A (USD)  1,213 37
ARC Resources  2,717 50
Aritzia (1) 1,512 106
Artemis Gold (1) 5,698 139
Asante Gold (1) 14,844 21
AtkinsRealis Group  2,565 181
ATS (1) 2,571 71
B2Gold  14,712 64
Badger Infrastructure Solutions  4,121 216

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Barrick Mining  14,365 472
Benz Mining, CDI (AUD) (1) 13,915 14
Brookfield  4,477 206
BRP  1,443 90
Cameco (USD)  1,885 193
Canadian Apartment Properties REIT  1,866 51
Canadian National Railway (USD)  2,731 262
Canadian Natural Resources  5,902 189
Capstone Copper (1) 22,694 203
Cenovus Energy  12,966 219
Colliers International Group (USD) (2) 620 99
Constellation Software  42 111
Constellation Software, Warrants, 3/31/40 (1)(3) 79 —
Definity Financial  10,854 505
Descartes Systems Group (1) 2,139 189
Descartes Systems Group (USD) (1) 1,467 129
Discovery Silver (1) 16,266 68
DPM Metals  6,131 131
DPM Metals, CDI (AUD) (2) 6,874 150
Element Fleet Management  14,977 404
Enbridge (USD) (2) 4,642 216
Endeavour Silver (1) 748 6
Energy Fuels (USD) (1)(2) 5,914 121
Equinox Gold (1) 5,370 59
ERO Copper (1) 23,740 507
Exchange Income (2) 3,296 181
First Quantum Minerals (1) 7,715 160
Franco-Nevada  2,422 452
Franco-Nevada (USD)  702 131
G Mining Ventures (1) 8,825 174
Great-West Lifeco  6,844 290
Ivanhoe Mines, Class A (1) 7,175 72
Jamieson Wellness  3,927 97
Kelt Exploration (1) 7,169 34
Kinaxis (1) 990 120
Kinross Gold  11,214 261
Lundin Gold  1,113 76
Lundin Mining  1,268 20
LunR Royalties (1)(3) 1,009 1
Montage Gold (1) 6,827 34
National Bank of Canada  2,592 290
NGEx Minerals (1) 4,037 66
North West  1,900 62

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Novagold Resources (USD) (1) 3,684 31
NuVista Energy (1) 14,461 172
Omai Gold Mines (1) 12,999 11
OR Royalties  9,652 310
Precision Drilling (1) 750 45
Richelieu Hardware  2,630 72
Robex Resources (1) 4,091 13
Robex Resources, CDI (AUD) (1) 2,662 8
Shopify, Class A (1) 357 62
Shopify, Class A (USD) (1) 3,574 621
Skeena Resources (1) 6,148 99
Snowline Gold (1) 11,331 98
South Bow  2,486 64
StorageVault Canada  28,661 101
Suncor Energy  3,569 142
Suncor Energy (USD)  2,053 82
Tamarack Valley Energy  4,236 19
Teck Resources, Class B (USD)  4,509 193
TMX Group  1,358 50
Torex Gold Resources (1) 352 15
Tourmaline Oil  1,889 83
West Fraser Timber  934 57
Wheaton Precious Metals  2,733 264
11,488
Corporate Bonds 0.1%
Canadian Natural Resources, 2.95%, 7/15/30 (USD)  110,000 103
Canadian Pacific Railway, 1.75%, 12/2/26 (USD)  130,000 127
Canadian Pacific Railway, 2.875%, 11/15/29 (USD)  235,000 224
Canadian Pacific Railway, 3.50%, 5/1/50 (USD)  155,000 114
Canadian Pacific Railway, 4.30%, 5/15/43 (USD)  25,000 22
Enbridge, 4.60%, 6/20/28 (USD)  15,000 15
Enbridge, 5.625%, 4/5/34 (USD)  65,000 68
Enbridge, 6.20%, 11/15/30 (USD)  45,000 49
Rogers Communications, 5.00%, 2/15/29 (USD)  165,000 171
Royal Bank of Canada, 2.30%, 11/3/31 (USD)  250,000 224
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29
(USD)  35,000 35
Toronto-Dominion Bank, 4.994%, 4/5/29 (USD)  90,000 92
TR Finance, 3.35%, 5/15/26 (USD)  10,000 10
1,254

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Government Bonds 0.1%
Province of Alberta, 3.30%, 3/15/28 (USD)  135,000 134
Province of British Columbia, 4.20%, 7/6/33 (USD)  320,000 319
Province of New Brunswick, 3.625%, 2/24/28 (USD)  250,000 249
702
Total Canada (Cost $8,884) 13,444
CAYMAN ISLANDS 0.1%
Common Stocks 0.0%
Talon Capital Sponsor, Class A, Acquisition Date: 9/2/25,
Cost $6 (USD) (1)(3)(4) 2,406 6
6
Convertible Preferred Stocks 0.1%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $89
(USD) (1)(3)(4) 1,810 698
698
Total Cayman Islands (Cost $95) 704
CHILE 0.1%
Common Stocks 0.0%
Antofagasta (GBP)  9,795 360
360
Corporate Bonds 0.1%
Celulosa Arauco y Constitucion, 5.50%, 11/2/47 (USD)  250,000 232
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (USD) (5) 220,000 209
441
Total Chile (Cost $551) 801
CHINA 1.9%
Common Stocks 1.4%
58.com (USD) (1)(3) 5,864 —
Alibaba Group Holding (HKD)  77,928 1,658
Aluminum Corp. of China, Class H (HKD)  22,000 28
ATRenew, ADR (USD) (1) 10,800 42
Baidu, Class A (HKD) (1) 4,952 75

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
BeOne Medicines, ADR (USD) (1) 347 108
BOC Aviation (HKD)  7,900 69
Bosideng International Holdings (HKD)  162,000 99
C&D International Investment Group (HKD)  31,000 64
China Construction Bank, Class H (HKD)  456,000 451
China Hongqiao Group (HKD)  17,000 65
China Pacific Insurance Group, Class H (HKD)  85,400 346
China Resources Beer Holdings (HKD)  55,000 188
China Resources Land (HKD)  68,000 246
China Resources Mixc Lifestyle Services (HKD)  96,800 506
China Tower, Class H (HKD)  182,000 263
CMOC Group, Class H (HKD)  237,000 513
H World Group (HKD)  25,700 100
H World Group, ADR (USD) (2) 7,148 276
Hangzhou Tigermed Consulting, Class H (HKD)  8,800 53
iQIYI, ADR (USD) (1)(2) 7,060 16
Kanzhun, ADR (USD)  20,726 459
KE Holdings, ADR (USD) (2) 5,173 88
KE Holdings, Class A (HKD)  36,611 208
Kingboard Laminates Holdings (HKD) (2) 84,500 142
MINISO Group Holding (HKD)  11,800 63
NetEase (HKD)  15,245 428
PDD Holdings, ADR (USD) (1) 2,272 306
Sany Heavy Industry, Class H (HKD) (1) 4,600 14
Shandong Weigao Group Medical Polymer, Class H (HKD)  10,800 8
Shenzhou International Group Holdings (HKD)  55,800 482
Tencent Holdings (HKD)  36,863 2,994
Tencent Holdings, ADR (USD)  3,481 283
Tencent Music Entertainment Group, ADR (USD)  11,027 246
Tongcheng Travel Holdings (HKD)  22,800 63
Xiaomi, Class B (HKD) (1) 29,200 162
Zepp Health, ADR (USD) (1)(2) 700 28
Zijin Mining Group, Class H (HKD)  68,000 281
ZTO Express Cayman (HKD)  16,374 302
11,723
Common Stocks - China A Shares 0.5%
Beijing Huafeng Test & Control Technology, A Shares (CNH)  3,009 85
China Jushi, A Shares (CNH)  44,700 103
CNOOC Energy Technology & Services, A Shares (CNH)  66,900 37
Contemporary Amperex Technology, A Shares (CNH)  9,400 514
Dongguan Yiheda Automation, A Shares (CNH)  11,900 48
Electric Connector Technology, A Shares (CNH)  12,400 88

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Guangdong Mingyang Electric, A Shares (CNH)  10,400 67
Hengtong Optic-Electric, A Shares (CNH)  23,300 73
Hongfa Technology, A Shares (CNH)  44,324 190
Jiangsu Hengrui Pharmaceuticals, A Shares (CNH)  23,700 213
Jiangsu Zhongtian Technology, A Shares (CNH)  30,500 73
Kweichow Moutai, A Shares (CNH)  260 52
LB Group, A Shares (CNH)  15,000 39
Loncin Motor, A Shares (CNH)  49,900 95
Luxshare Precision Industry, A Shares (CNH)  27,300 242
OmniVision Integrated Circuits Group, A Shares (CNH)  18,100 332
Riyue Heavy Industry, A Shares (CNH)  38,100 78
SAIC Motor, A Shares (CNH)  15,700 37
Sany Heavy Industry, A Shares (CNH)  92,600 288
Shenzhen Inovance Technology, A Shares (CNH)  8,800 95
TCL Technology Group, A Shares (CNH)  426,500 258
WUS Printed Circuit Kunshan, A Shares (CNH)  11,500 114
Xiamen Faratronic, A Shares (CNH)  5,368 91
Xiamen Tungsten, A Shares (CNH)  15,700 79
Yankershop Food, A Shares (CNH)  4,100 42
Yantai Jereh Oilfield Services Group, A Shares (CNH)  13,100 92
Yunnan Aluminium, A Shares (CNH)  41,100 133
Zhejiang Dingli Machinery, A Shares (CNH)  10,600 79
3,637
Total China (Cost $9,993) 15,360
DENMARK 0.2%
Common Stocks 0.2%
Coloplast, Class B (2) 3,122 282
Novo Nordisk, ADR (USD)  1,764 87
Novo Nordisk, Class B  9,728 479
Orsted (1) 19,398 347
Royal Unibrew  879 67
Zealand Pharma (1)(2) 1,591 126
Total Denmark (Cost $1,668) 1,388
EGYPT 0.0%
Common Stocks 0.0%
Commercial International Bank - Egypt  7,633 17
Total Egypt (Cost $17) 17

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
FINLAND 0.3%
Common Stocks 0.3%
Kojamo (1) 35,067 425
Mandatum  75,379 541
Neste  13,028 270
Sampo, Class A  36,592 408
Stora Enso, Class R  46,647 543
UPM-Kymmene  3,134 84
Valmet  3,138 102
Total Finland (Cost $1,843) 2,373
FRANCE 1.7%
Common Stocks 1.6%
Air Liquide  2,342 453
Airbus  5,468 1,348
Alstom (1) 4,722 118
ArcelorMittal  5,250 201
AXA  16,099 699
Beneteau (2) 9,238 89
BNP Paribas  3,137 243
Cie de Saint-Gobain  1,606 156
Dassault Aviation  757 244
Dassault Systemes  7,650 218
Edenred  18,550 533
Engie  17,940 420
Eramet (2) 1,125 77
EssilorLuxottica  680 249
Eurofins Scientific  2,352 166
Exosens  1,496 84
Forvia (1) 3,171 41
Hermes International  43 106
Kering  586 208
L'Oreal  549 229
Lectra  2,842 75
Legrand  1,858 321
Nexity (1)(2) 9,181 96
Planisware  4,368 103
Robertet  140 134
Safran  1,586 564
Sanofi  6,465 654

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sartorius Stedim Biotech  2,399 574
Schneider Electric  2,437 694
Societe Generale  15,473 981
SPIE  17,552 893
Teleperformance  683 49
Thales  439 125
TotalEnergies  26,227 1,638
Vinci  2,170 290
Virbac  502 205
Vivendi  18,386 66
13,344
Corporate Bonds 0.1%
BNP Paribas, VR, 2.871%, 4/19/32 (USD) (5)(6) 350,000 316
316
Total France (Cost $9,183) 13,660
GEORGIA 0.0%
Common Stocks 0.0%
Lion Finance Group (GBP)  272 29
Total Georgia (Cost $29) 29
GERMANY 1.4%
Common Stocks 1.4%
Adesso  516 56
adidas  2,917 552
BASF  3,523 174
Bechtle  1,808 76
Beiersdorf  2,576 273
Covestro (1) 2,639 184
Daimler Truck Holding  11,773 472
Deutsche Post  2,445 112
Deutsche Telekom  27,616 855
flatexDEGIRO  7,114 270
Heidelberg Materials  1,229 288
Hypoport (1)(2) 361 54
Infineon Technologies  11,136 442
IONOS Group (1) 2,506 89
KION Group  4,622 328
LEG Immobilien  862 66

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Mercedes-Benz Group  1,432 93
Merck  2,546 334
Muenchener Rueckversicherungs-Gesellschaft  506 313
Puma  1,450 31
QIAGEN  2,778 131
Redcare Pharmacy (1)(2) 3,043 250
Rheinmetall  111 218
SAP  6,157 1,601
Schott Pharma  6,815 153
Scout24  693 80
Siemens  8,906 2,524
Siemens Healthineers  14,093 790
Springer Nature  8,743 218
Symrise  3,434 284
thyssenkrupp  3,294 35
11,346
Corporate Bonds 0.0%
Daimler Trucks Finance North America, 3.65%, 4/7/27
(USD) (5) 155,000 154
Mercedes-Benz Finance North America, 4.80%, 3/30/26
(USD) (5) 155,000 155
309
Preferred Stocks 0.0%
Volkswagen  1,196 125
125
Total Germany (Cost $8,063) 11,780
HONG KONG 0.2%
Common Stocks 0.2%
AIA Group  71,800 699
CK Hutchison Holdings  13,500 89
Galaxy Entertainment Group  21,000 105
Hongkong Land Holdings (USD)  14,500 89
Jardine Matheson Holdings (USD)  900 53
Kerry Properties  19,000 48
Samsonite Group  67,500 141
Sun Hung Kai Properties  7,083 86
Swire Properties  28,000 76
Techtronic Industries  16,000 187

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wharf Real Estate Investment  10,000 28
Zijin Gold International (1) 3,732 63
Total Hong Kong (Cost $1,287) 1,664
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank  5,662 541
Total Hungary (Cost $163) 541
ICELAND 0.0%
Common Stocks 0.0%
Alvotech (1) 2,255 17
Alvotech (USD) (1)(2) 4,917 38
Arion Banki  54,630 76
Total Iceland (Cost $147) 131
INDIA 1.0%
Common Stocks 1.0%
Apollo Hospitals Enterprise  2,560 222
Astral  8,566 140
Axis Bank  8,986 125
Bajaj Finance  30,489 358
Bharti Airtel  27,891 646
Blue Star  4,046 88
Craftsman Automation  272 20
CreditAccess Grameen (1) 5,223 84
Cummins India  8,284 405
Divi's Laboratories  2,408 183
Dixon Technologies India  583 102
Eternal (1) 37,159 133
HDFC Bank  17,996 200
HDFC Life Insurance  42,214 348
Hexaware Technologies  8,444 65
Hindalco Industries  8,059 77
ICICI Bank  56,159 851
ICICI Bank, ADR (USD)  2,844 86
Info Edge India  5,425 84
Infosys  24,306 405
InterGlobe Aviation  559 35

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Jindal Stainless  1,983 17
Jindal Steel  2,192 26
JSW Steel  3,022 41
KEI Industries  968 44
Kotak Mahindra Bank  30,380 720
Larsen & Toubro  10,200 463
LG Electronics India (1) 14 —
MakeMyTrip (USD) (1) 3,875 310
Metro Brands  4,172 53
Nexus Select Trust  23,291 43
NTPC  33,824 128
Page Industries  181 84
Polycab India  1,904 165
Power Grid Corp. of India  99,953 324
Reliance Industries  27,496 460
Sapphire Foods India (1) 20,865 67
Swiggy (1) 17,980 83
Tata Steel  44,292 91
Titan  5,971 252
Torrent Pharmaceuticals  1,768 71
Varun Beverages  5,377 28
Vedant Fashions  4,288 31
Total India (Cost $6,416) 8,158
INDONESIA 0.1%
Common Stocks 0.1%
Bank Central Asia  1,515,600 776
Bank Rakyat Indonesia Persero  305,300 73
Telkom Indonesia Persero  449,200 87
Total Indonesia (Cost $616) 936
IRELAND 0.3%
Common Stocks 0.3%
Cairn Homes (GBP)  16,866 38
DCC (GBP) (2) 1,308 86
Kingspan Group  5,168 387
Ryanair Holdings  2,415 73
Ryanair Holdings, ADR (USD)  4,566 285
TE Connectivity (USD)  6,778 1,674
2,543

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
AerCap Ireland Capital, 2.45%, 10/29/26 (USD)  150,000 148
148
Total Ireland (Cost $1,756) 2,691
ISRAEL 0.1%
Common Stocks 0.1%
CyberArk Software (USD) (1) 507 264
Monday.com (USD) (1) 689 141
Total Israel (Cost $314) 405
ITALY 0.6%
Common Stocks 0.6%
Amplifon (2) 26,081 446
Ariston Holding  8,099 34
Banca Mediolanum  3,158 64
Carel Industries  5,929 154
DiaSorin  177 16
Enel  28,017 283
Ermenegildo Zegna (USD) (2) 12,851 131
Ferrari  268 107
Ferrari (USD)  546 221
FinecoBank Banca Fineco  7,690 176
Generali  10,036 386
GVS (1)(2) 10,547 52
Interpump Group  4,108 212
Intesa Sanpaolo  33,113 214
Leonardo  3,888 229
Moncler  2,772 166
PRADA (HKD)  51,900 306
Prysmian  5,449 568
Stellantis  5,964 60
UniCredit  12,548 929
4,754

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Enel Finance International, 2.125%, 7/12/28 (USD) (5) 200,000 189
189
Total Italy (Cost $3,258) 4,943
JAPAN 3.4%
Common Stocks 3.4%
Aiful  119,000 350
Air Water  10,500 147
Ajinomoto  9,900 281
Asahi Group Holdings  10,800 116
Asics  9,400 239
BIPROGY  1,500 61
Calbee  2,900 54
Chugai Pharmaceutical (2) 11,800 540
CKD  9,100 195
Cover (1)(2) 7,200 85
Daicel  18,900 163
Daiei Kankyo (2) 6,300 140
Daiwabo Holdings  8,200 153
Disco  600 199
Fujikura  200 27
Fujitsu  6,500 169
Fukuoka Financial Group  2,100 61
Fuso Chemical  3,600 119
Hamamatsu Photonics  6,000 67
Hanwa  8,600 359
Hikari Tsushin  700 185
Hitachi  21,500 734
Honda Motor  10,300 104
Horiba  3,300 307
Hoya  1,500 244
Invincible Investment  90 40
Isetan Mitsukoshi Holdings  18,000 282
Isuzu Motors  6,700 82
ITOCHU  6,500 376
Japan Prime Realty Investment  73 50
Japan Real Estate Investment  57 47
JFE Holdings  1,500 17
Kawasaki Heavy Industries (2) 1,000 80
KDDI  24,800 395

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Keyence  300 111
Kitazato (1) 11,200 99
Komatsu  6,100 204
Konica Minolta  58,800 202
Kubota  7,800 101
Kyoritsu Maintenance  3,800 74
Kyushu Railway  5,900 150
Maeda Kosen (2) 4,200 52
MatsukiyoCocokara  5,000 91
METAWATER  4,700 101
MINEBEA MITSUMI  5,500 109
Mitsubishi  6,600 158
Mitsubishi Electric  30,400 863
Mitsubishi Estate  27,700 587
Mitsubishi Heavy Industries  900 27
Mitsubishi UFJ Financial Group  91,600 1,384
Mitsui Fudosan  37,600 392
Miura  14,400 279
Modec (2) 3,800 246
MS&AD Insurance Group Holdings  10,300 212
Nakanishi  10,500 139
NEC  7,500 272
Nextage  21,700 326
NIDEC  4,200 51
Nifco  13,200 383
Nintendo  4,100 350
Nippon Prologis REIT  69 40
Nippon Sanso Holdings  5,000 166
Nippon Seiki  10,300 119
Nippon Soda (2) 11,300 251
Nippon Steel  90,000 371
Niterra  8,400 345
Nomura Real Estate Holdings  14,000 80
Nomura Research Institute (2) 3,400 131
Obara Group  5,900 160
Oji Holdings  48,600 245
Olympus (2) 13,400 165
Open House Group  5,000 241
ORIX (2) 22,000 538
Panasonic Holdings  12,500 145
Park24 (2) 9,400 110
Penta-Ocean Construction (2) 23,000 211
Persol Holdings  52,200 87

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Rakuten Bank (1) 1,800 99
Recruit Holdings  9,200 456
Relo Group  15,900 171
Renesas Electronics (2) 61,700 762
Rengo  29,500 180
Resona Holdings  38,300 369
Resorttrust  12,300 145
Rigaku Holdings  14,300 92
Round One (2) 23,700 170
Sakata INX (2) 14,100 208
Sankyu  3,100 158
Sega Sammy Holdings  10,100 187
Seven & i Holdings  49,900 635
Shimizu  8,200 110
Shin-Etsu Chemical  18,700 562
Sony Group  42,800 1,192
Strike  2,800 69
Subaru  6,000 128
SUMCO  5,100 52
Sumitomo  20,600 599
Sumitomo Mitsui Trust Group  6,000 165
Sumitomo Seika Chemicals (2) 1,600 50
Suzuki Motor  11,600 173
Sysmex  200 2
Taiheiyo Cement  15,600 423
Takashimaya (2) 20,700 221
Takeda Pharmaceutical  11,800 318
Takeuchi Manufacturing  2,900 120
Tokai Carbon  3,400 23
Tokio Marine Holdings  6,200 231
Tokyo Century  3,100 37
Tokyo Electron  1,000 220
Tokyo Kiraboshi Financial Group  4,600 219
Tokyo Seimitsu (2) 2,000 138
Tokyo Tatemono  6,200 116
Toyo Tire  13,200 361
Toyota Motor (2) 58,600 1,195
Tsuruha Holdings (2) 19,900 346
Unicharm (2) 19,800 122
Yamaha  14,400 91
Yokogawa Electric  4,300 129
27,880

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Corporate Bonds 0.0%
Mitsubishi UFJ Financial Group, VR, 1.538%, 7/20/27
(USD) (6) 300,000 294
NTT Finance, 4.876%, 7/16/30 (USD) (5) 200,000 204
498
Total Japan (Cost $19,792) 28,378
KAZAKHSTAN 0.1%
Common Stocks 0.1%
Halyk Savings Bank of Kazakhstan, GDR (USD)  6,786 181
Kaspi.KZ, ADR (USD)  1,997 149
NAC Kazatomprom, GDR (USD)  4,485 263
Total Kazakhstan (Cost $281) 593
KENYA 0.0%
Common Stocks 0.0%
Equity Group Holdings  329,800 169
Total Kenya (Cost $122) 169
LITHUANIA 0.0%
Common Stocks 0.0%
Ignitis Grupe  3,548 86
Total Lithuania (Cost $86) 86
MAURITIUS 0.0%
Common Stocks 0.0%
Alphamin Resources (CAD)  80,805 62
Total Mauritius (Cost $52) 62
MEXICO 0.2%
Common Stocks 0.2%
Arca Continental  22,892 222
Grupo Aeroportuario del Pacifico, ADR (USD) (2) 1,034 215
Grupo Aeroportuario del Sureste, ADR (USD) (2) 256 77
Grupo Mexico, Series B  70,687 610

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Industrias Penoles (1) 2,899 123
Wal-Mart de Mexico  72,670 241
1,488
Corporate Bonds 0.0%
BBVA Mexico Institucion De Banca Multiple Grupo Financiero,
5.25%, 9/10/29 (USD)  215,000 222
222
Government Bonds 0.0%
United Mexican States, 3.50%, 2/12/34 (USD)  305,000 265
265
Total Mexico (Cost $1,518) 1,975
MOROCCO 0.1%
Common Stocks 0.1%
Attijariwafa Bank  2,407 201
Hightech Payment Systems  2,971 174
Label Vie  211 106
Vicenne (1) 270 15
Total Morocco (Cost $375) 496
NETHERLANDS 1.2%
Common Stocks 1.1%
Aalberts  1,958 62
ABN AMRO Bank, CVA  7,477 223
Adyen (1) 456 781
AerCap Holdings (USD)  2,642 344
Akzo Nobel  5,236 346
Argenx, ADR (USD) (1) 573 469
ASM International  156 101
ASML Holding  1,890 1,998
ASML Holding (USD)  316 335
ASR Nederland  1,493 100
BE Semiconductor Industries  1,979 338
CVC Capital Partners  33,049 552
Heineken  9,491 735
IMCD  1,789 185
ING Groep  46,545 1,162
Koninklijke Philips  18,820 516

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Meridian Mining U.K. Societas (CAD) (1) 10,758 10
Prosus  8,244 570
Signify  3,828 92
Universal Music Group (2) 15,369 412
9,331
Corporate Bonds 0.1%
JDE Peet's, 1.375%, 1/15/27 (USD) (5) 290,000 279
NXP, 2.65%, 2/15/32 (USD)  375,000 334
613
Total Netherlands (Cost $5,954) 9,944
NEW ZEALAND 0.0%
Common Stocks 0.0%
Fisher & Paykel Healthcare  4,514 96
96
Corporate Bonds 0.0%
Westpac New Zealand, 5.195%, 2/28/29 (USD) (5) 200,000 206
206
Total New Zealand (Cost $212) 302
NIGERIA 0.0%
Common Stocks 0.0%
Guaranty Trust Holding  965,281 60
Nestle Nigeria (1) 20,994 28
Total Nigeria (Cost $50) 88
NORWAY 0.2%
Common Stocks 0.2%
DNB Bank  30,483 778
Equinor  10,231 245
Norsk Hydro  2,511 17
Storebrand  7,244 112
Subsea 7  8,252 151
TGS  16,461 142
Var Energi  7,479 25
Total Norway (Cost $924) 1,470

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
OMAN 0.0%
Common Stocks 0.0%
Bank Muscat  73,429 65
OQ Gas Networks  297,457 142
Total Oman (Cost $172) 207
PAKISTAN 0.0%
Common Stocks 0.0%
Bank Alfalah  130,976 52
Habib Bank  79,572 86
Systems  182,734 100
Total Pakistan (Cost $179) 238
PANAMA 0.0%
Government Bonds 0.0%
Republic of Panama, 6.70%, 1/26/36 (USD)  25,000 27
Total Panama (Cost $27) 27
PERU 0.1%
Common Stocks 0.1%
Credicorp (USD)  27 7
InRetail Peru (USD)  3,221 82
Southern Copper (USD)  3,071 426
515
Government Bonds 0.0%
Republic of Peru, 5.375%, 2/8/35 (USD)  40,000 41
41
Total Peru (Cost $319) 556
PHILIPPINES 0.1%
Common Stocks 0.1%
BDO Unibank  141,804 322
International Container Terminal Services  2,250 20
Jollibee Foods  30,950 114

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SM Investments  5,970 74
Total Philippines (Cost $493) 530
POLAND 0.1%
Common Stocks 0.1%
Bank Polska Kasa Opieki  13,266 679
Pepco Group  11,504 87
766
Government Bonds 0.0%
Republic of Poland, Series 10Y, 3.25%, 4/6/26 (USD)  55,000 55
55
Total Poland (Cost $824) 821
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Comercial Portugues, Class R  173,088 153
Galp Energia  34,971 702
Jeronimo Martins  37,455 965
Total Portugal (Cost $1,075) 1,820
QATAR 0.0%
Common Stocks 0.0%
Qatar National Bank  68,253 347
Total Qatar (Cost $322) 347
ROMANIA 0.1%
Common Stocks 0.1%
Banca Transilvania  44,071 279
MED Life (1) 31,381 60
OMV Petrom  805,004 172
Total Romania (Cost $278) 511
RUSSIA 0.0%
Common Stocks 0.0%
Alrosa (3) 80,680 —

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Polyus (1)(3) 2,940 —
Total Russia (Cost $180) —
SAUDI ARABIA 0.1%
Common Stocks 0.1%
Al Rajhi Bank  19,225 543
Saudi Arabian Mining (1) 1,287 22
Saudi National Bank  59,668 635
Total Saudi Arabia (Cost $1,004) 1,200
SINGAPORE 0.3%
Common Stocks 0.3%
CapitaLand Integrated Commercial Trust  40,640 74
DBS Group Holdings  7,080 293
Digital Core REIT Management (USD)  42,800 22
Keppel DC REIT  28,600 52
NTT DC REIT (USD) (1) 60,400 61
Sea, ADR (USD) (1) 9,862 1,541
United Overseas Bank  6,200 165
Total Singapore (Cost $1,418) 2,208
SLOVENIA 0.1%
Common Stocks 0.1%
Nova Ljubljanska Banka  436 88
Nova Ljubljanska Banka, GDR  17,726 711
Total Slovenia (Cost $464) 799
SOUTH AFRICA 0.3%
Common Stocks 0.3%
Anglogold Ashanti  4,749 326
Capitec Bank Holdings  1,643 363
Clicks Group  13,832 292
Gold Fields  7,535 291
Harmony Gold Mining  3,362 56
Impala Platinum Holdings  15,688 168
Northam Platinum Holdings  2,460 41
Sibanye Stillwater (1) 36,738 97

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Valterra Platinum  4,216 261
1,895
Corporate Bonds 0.0%
Anglo American Capital, 2.625%, 9/10/30 (USD) (5) 200,000 184
184
Total South Africa (Cost $1,180) 2,079
SOUTH KOREA 0.9%
Common Stocks 0.9%
DB Insurance  1,285 114
HD Hyundai Marine Solution  483 82
Hyundai Marine & Fire Insurance (1) 3,216 62
Hyundai Mobis  1,606 355
Hyundai Motor  653 132
JYP Entertainment  2,052 116
KB Financial Group  4,861 397
KT  4,867 175
KT, ADR (USD)  6,592 122
LG Chem  973 271
POSCO Holdings  324 71
Samsung Electronics  43,897 3,304
SK hynix  4,333 1,686
SK Square (1) 856 155
SM Entertainment  2,431 204
Total South Korea (Cost $3,722) 7,246
SPAIN 0.3%
Common Stocks 0.3%
Aedas Homes (2) 2,654 65
Amadeus IT Group  10,137 775
Banco Bilbao Vizcaya Argentaria (2) 33,902 683
Banco Santander (2) 34,399 351
Cellnex Telecom  898 28
Fluidra  4,355 126
HBX Group International (1) 6,405 52
Indra Sistemas  1,411 78
Laboratorios Farmaceuticos Rovi  2,636 186
Linea Directa Aseguradora Cia de Seguros y Reaseguros  201,502 267

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Puig Brands, Class B  4,707 81
2,692
Corporate Bonds 0.0%
Banco Santander, 3.49%, 5/28/30 (USD)  200,000 192
192
Total Spain (Cost $2,265) 2,884
SRI LANKA 0.0%
Common Stocks 0.0%
Digital Mobility Solutions Lanka  28,849 14
Total Sri Lanka (Cost $14) 14
SWEDEN 0.5%
Common Stocks 0.5%
Asker Healthcare Group (1) 12,338 112
Assa Abloy, Class B  15,379 579
Autoliv, SDR  1,684 194
Beijer Ref (2) 5,744 91
Boliden (1) 461 21
Camurus (1) 1,650 108
Essity, Class B  12,311 338
HMS Networks (1)(2) 1,456 81
Mildef Group (2) 2,936 49
Millicom International Cellular (USD)  4,331 204
MIPS  2,439 87
NOBA Bank Group (1) 22,758 229
Nordnet  4,011 116
Rusta  9,083 60
Saab, Class B  531 29
Sandvik  27,841 842
Skandinaviska Enskilda Banken, Class A  11,987 229
Spotify Technology (USD) (1) 519 340
Sweco, Class B  4,584 83
Swedbank, Class A  5,226 159
Telefonaktiebolaget LM Ericsson, Class B  36,983 375
Trelleborg, Class B  2,007 84
Troax Group  3,166 48
Total Sweden (Cost $3,166) 4,458

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SWITZERLAND 0.9%
Common Stocks 0.9%
ABB  5,307 395
Alcon (2) 2,106 157
Alcon (USD)  5,500 406
Bossard Holding  273 59
Cie Financiere Richemont, Class A  1,503 297
DKSH Holding  2,103 147
Georg Fischer  1,318 93
Holcim  2,468 219
Julius Baer Group  3,262 220
Montana Aerospace (1) 10,693 424
Nestle  13,233 1,264
Novartis  5,022 622
Partners Group Holding  309 378
Roche Holding  3,253 1,054
Sandoz Group  2,291 153
SKAN Group  453 30
SMG Swiss Marketplace Group (1)(5) 1,069 59
Sonova Holding  1,223 334
Straumann Holding  2,531 318
Tecan Group  576 105
TX Group  107 27
UBS Group  5,674 217
6,978
Corporate Bonds 0.0%
UBS Group, VR, 1.364%, 1/30/27 (USD) (5)(6) 300,000 298
298
Total Switzerland (Cost $5,609) 7,276
TAIWAN 1.4%
Common Stocks 1.4%
Airtac International Group  2,000 59
ASE Technology Holding  38,000 304
Bizlink Holding  6,000 270
China Steel  41,000 25
CTBC Financial Holding  280,000 380
Delta Electronics  23,000 740

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
E Ink Holdings  11,000 76
Elite Material  3,000 132
Hon Hai Precision Industry  118,000 981
King Yuan Electronics  101,000 708
Lotes  3,000 134
MPI  2,000 136
Taiwan Semiconductor Manufacturing  141,000 6,819
Taiwan Semiconductor Manufacturing, ADR (USD)  2,318 696
Universal Microwave Technology  6,000 85
Total Taiwan (Cost $3,662) 11,545
THAILAND 0.0%
Common Stocks 0.0%
CP ALL  228,400 325
Total Thailand (Cost $334) 325
TÜRKIYE 0.0%
Common Stocks 0.0%
BIM Birlesik Magazalar  21,586 276
TAV Havalimanlari Holding (1) 6,045 38
Total Türkiye (Cost $309) 314
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
Abu Dhabi Commercial Bank  54,698 215
Total United Arab Emirates (Cost $218) 215
UNITED KINGDOM 2.9%
Common Stocks 2.7%
Admiral Group  3,571 154
Anglo American  6,121 232
Ashtead Group  916 61
AstraZeneca  5,877 969
AstraZeneca, ADR (USD)  24,073 1,984
Auction Technology Group (1) 29,051 118
Aviva  87,986 773
Baltic Classifieds Group  2,166 8
Barclays  102,044 547

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Big Yellow Group  16,775 245
BP  62,277 365
Bridgepoint Group  68,621 272
British American Tobacco  2,784 143
BT Group  152,624 373
Bunzl  20,632 627
Compass Group  11,885 393
Croda International  5,112 194
Diageo  5,800 133
Diploma  1,186 88
Dowlais Group  37,797 41
Experian  1,463 68
Genuit Group  19,165 93
Genus  4,882 158
Georgia Capital (1) 1,777 60
Glencore  76,395 366
GSK, ADR (USD) (2) 4,872 228
Helios Towers (1) 93,194 183
Hiscox  1,233 22
HSBC Holdings  26,135 366
ICG  5,750 146
Imperial Brands  7,942 316
Informa  40,102 511
Investec  10,975 83
Kingfisher  42,497 172
Klarna Group (USD) (1) 995 37
Lloyds Banking Group  899,187 1,054
Marks & Spencer Group  52,060 272
Melrose Industries  27,087 223
National Grid  58,113 871
Next  1,265 238
Oxford Nanopore Technologies (1)(2) 30,136 54
Persimmon  15,796 251
Prudential  15,442 215
QinetiQ Group  16,897 107
RELX  2,276 101
Renishaw  2,092 97
Rightmove  8,553 75
Rio Tinto  5,766 416
Rolls-Royce Holdings  60,034 924
Rosebank Industries (1) 13,006 59
Rotork  46,052 207
Segro  89,575 822

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Shell (EUR)  20,526 771
Shell  12,165 456
Shell, ADR (USD)  5,947 446
Smiths Group  4,006 133
Spirax Group  2,665 249
SSE  5,757 145
Standard Chartered  52,884 1,086
Syncona (1) 33,100 44
Taylor Wimpey  56,443 78
Unilever (EUR)  2,325 141
Unilever  31,058 1,864
Watches of Switzerland Group (1) 15,780 81
Weir Group  4,790 186
Wise, Class A (1) 13,432 171
WPP  16,239 61
YouGov  18,891 65
22,492
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $9 (1)(3)(4) 475 6
6
Corporate Bonds 0.2%
Barclays, VR, 2.279%, 11/24/27 (USD) (6) 335,000 328
BAT Capital, 4.39%, 8/15/37 (USD)  125,000 114
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (USD) (5) 210,000 204
HSBC Holdings, VR, 2.206%, 8/17/29 (USD) (6) 200,000 189
HSBC Holdings, VR, 7.399%, 11/13/34 (USD) (6) 200,000 228
Nationwide Building Society, 1.50%, 10/13/26 (USD) (5) 405,000 396
RELX Capital, 3.00%, 5/22/30 (USD)  100,000 95
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28
(USD) (6) 200,000 196
1,750
Total United Kingdom (Cost $17,785) 24,248
UNITED STATES 71.8%
Asset-Backed Securities 0.6%
Affirm Master Trust, Series 2025-2A, Class A, 4.67%,
7/15/33 (5) 130,000 130

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ARI Fleet Lease Trust, Series 2023-B, Class A2, 6.05%,
7/15/32 (5) 38,567 39
Avis Budget Rental Car Funding AESOP, Series 2025-3A,
Class A, 4.17%, 2/20/30 (5) 100,000 100
CarMax Auto Owner Trust, Series 2025-4, Class A4, 4.08%,
6/16/31  30,000 30
Carvana Auto Receivables Trust, Series 2021-P4, Class C,
2.33%, 2/10/28  155,000 150
Chase Auto Owner Trust, Series 2025-1A, Class A3, 4.29%,
6/25/30 (5) 60,000 60
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2,
4.50%, 5/20/49 (5) 140,000 138
Driven Brands Funding, Series 2020-2A, Class A2, 3.237%,
1/20/51 (5) 120,805 117
Driven Brands Funding, Series 2021-1A, Class A2, 2.791%,
10/20/51 (5) 121,757 115
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%,
2/25/38 (5) 51,059 53
Elara HGV Timeshare Issuer, Series 2023-A, Class B, 6.53%,
2/25/38 (5) 51,059 52
Enterprise Fleet Financing, Series 2025-3, Class A3, 4.46%,
9/20/29 (5) 70,000 71
Exeter Automobile Receivables Trust, Series 2025-4A, Class
B, 4.40%, 5/15/30  55,000 55
Exeter Select Automobile Receivables Trust, Series 2025-2,
Class A3, 4.43%, 8/15/30  45,000 45
Fortress Credit BSL XIX, Series 2023-2A, Class A1R, CLO,
FRN, 3M TSFR + 1.35%, 5.215%, 7/24/36 (5) 270,000 270
Hardee's Funding, Series 2024-1A, Class A2, 7.253%,
3/20/54 (5) 83,715 87
Highbridge Loan Management, Series 5A-2015, Class A1R3,
CLO, FRN, 3M TSFR + 1.06%, 4.965%, 10/15/30 (5) 47,727 48
Hilton Grand Vacations Trust, Series 2025-2A, Class A,
4.54%, 5/25/44 (5) 87,917 88
Jamestown XV, Series 2020-15A, Class A1R, CLO, FRN, 3M
TSFR + 1.37%, 5.275%, 7/15/35 (5) 250,000 250
MVW, Series 2019-2A, Class A, 2.22%, 10/20/38 (5) 35,553 35
MVW, Series 2021-1WA, Class B, 1.44%, 1/22/41 (5) 17,632 17
Navient Private Education Refi Loan Trust, Series 2019-CA,
Class A2, 3.13%, 2/15/68 (5) 54,503 54
Navient Private Education Refi Loan Trust, Series 2020-GA,
Class A, 1.17%, 9/16/69 (5) 15,319 14
Navient Private Education Refi Loan Trust, Series 2020-HA,
Class A, 1.31%, 1/15/69 (5) 15,094 14
Navistar Financial Dealer Note Master Owner Trust II, Series
2025-1, Class A, 4.18%, 9/25/30 (5) 65,000 65

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Nelnet Student Loan Trust, Series 2021-CA, Class AFX,
1.32%, 4/20/62 (5) 92,160 86
Neuberger Berman Loan Advisers, Series 2022-48A, Class
A1R, CLO, FRN, 3M TSFR + 1.09%, 4.948%, 4/25/36 (5) 250,000 250
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%,
5/21/29 (5) 4,075 4
Octane Receivables Trust, Series 2024-RVM1, Class A,
5.01%, 1/22/46 (5) 69,255 70
PEAC Solutions Receivables, Series 2025-1A, Class A2,
4.94%, 10/20/28 (5) 115,000 116
Post Road Equipment Finance, Series 2025-1A, Class A2,
4.90%, 5/15/31 (5) 100,000 101
Progress Residential Trust, Series 2024-SFR5, Class A,
3.00%, 8/9/29 (5) 100,000 95
Rockford Tower, Series 2022-1A, Class A1R, CLO, FRN, 3M
TSFR + 1.20%, 5.084%, 7/20/35 (5) 250,000 250
ServiceMaster Funding, Series 2021-1, Class A2I, 2.865%,
7/30/51 (5) 123,044 115
Sierra Timeshare Receivables Funding, Series 2025-2A,
Class A, 4.72%, 4/20/44 (5) 83,872 84
Sierra Timeshare Receivables Funding, Series 2025-3A,
Class A, 4.44%, 8/22/44 (5) 100,000 99
Signal Peak, Series 2018-5A, Class A1R, CLO, FRN, 3M
TSFR + 1.55%, 5.408%, 4/25/37 (5) 250,000 251
SMB Private Education Loan Trust, Series 2018-B, Class
A2A, 3.60%, 1/15/37 (5) 11,728 12
SMB Private Education Loan Trust, Series 2020-B, Class
A1A, 1.29%, 7/15/53 (5) 31,591 30
SMB Private Education Loan Trust, Series 2021-A, Class
APT1, 1.07%, 1/15/53 (5) 85,316 78
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-BA, Class A4, 4.29%, 6/20/29 (5) 45,000 45
Stellantis Financial Underwritten Enhanced Lease Trust,
Series 2025-BA, Class B, 4.47%, 7/20/29 (5) 20,000 20
Towd Point Mortgage Trust, Series 2025-CES4, Class A1A,
STEP, 5.091%, 10/25/65 (5) 100,000 100
Toyota Lease Owner Trust, Series 2025-A, Class A4, 4.81%,
6/20/29 (5) 85,000 86
TPIC SPV I, Series 2024-1A, Class A, Acquisition Date:
12/10/24, Cost $97, 7.131%, 11/30/44 (3)(4) 96,779 97
Wellfleet, Series 2019-1A, Class A2RR, CLO, FRN, 3M TSFR
+ 1.50%, 5.384%, 7/20/32 (5) 250,000 250
Wheels Fleet Lease Funding 1, Series 2025-2A, Class A1,
4.41%, 5/18/40 (5) 170,000 171

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Wingspire Equipment Finance, Series 2025-1A, Class A2,
4.33%, 9/20/33 (5) 100,000 100
4,607
Bond Funds 15.2%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.47% (7)
(8) 1,997,907 15,184
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.30% (7)(8) 3,202,265 31,414
T. Rowe Price Emerging Markets Local Currency Bond Fund -
I Class, 6.48% (7)(8) 3,603,336 18,161
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.87% (7)(8) 810,135 7,623
T. Rowe Price Institutional High Yield Fund - Institutional
Class, 6.29% (7)(8) 2,315,690 18,387
T. Rowe Price International Bond Fund - I Class, 3.20% (7)(8) 3,500,764 25,310
T. Rowe Price International Bond Fund (USD Hedged) - I
Class, 3.17% (7)(8) 1,095,795 9,446
125,525
Common Stocks 30.6%
Abbott Laboratories  12,156 1,503
AbbVie  999 218
Acadia Realty Trust, REIT  10,118 193
Advanced Micro Devices (1) 1,990 510
Aestas DBA OpenAI, Acquisition Date: 10/3/25, Cost $147 (1)
(3)(4) 343 147
Agree Realty, REIT  171 12
Alcoa  1,215 45
Alexandria Real Estate Equities, REIT  535 31
Alliant Energy  509 34
Allstate  7,335 1,405
Alphabet, Class A  8,189 2,303
Alphabet, Class C  33,055 9,316
Amazon.com (1) 30,646 7,484
Amcor  16,809 133
Ameren  8,756 893
American Express  5,084 1,834
American Homes 4 Rent, Class A, REIT  5,806 183
American Tower, REIT  2,382 426
American Water Works  1,595 205
AMETEK  8,051 1,627
Amphenol, Class A  3,313 462
Analog Devices  8,032 1,881

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Annaly Capital Management, REIT  22,731 481
Apollo Global Management  3,409 424
Apple  46,533 12,581
Apple Hospitality REIT, REIT (2) 4,338 49
AppLovin, Class A (1) 660 421
Arista Networks (1) 10,524 1,660
Atmos Energy  7,374 1,266
AutoZone (1) 323 1,187
AvalonBay Communities, REIT  1,793 312
Avidity Biosciences (1) 1,472 103
Axis Capital Holdings  1,035 97
Baker Hughes  2,250 109
Ball  21,002 987
Bank of America  69,388 3,709
Bel Fuse, Class B  93 14
Berkshire Hathaway, Class B (1) 5,541 2,646
Booking Holdings  277 1,407
Booz Allen Hamilton Holding  5,338 465
Broadcom  18,806 6,951
Broadridge Financial Solutions  2,584 570
Broadstone Net Lease, REIT  368 7
Camden Property Trust, REIT  648 64
Capital One Financial  1,300 286
Caris Life Sciences, Acquisition Date: 5/11/21, Cost $52 (1)(4) 2,745 83
Carpenter Technology  233 74
Carvana (1) 5,273 1,616
Caterpillar  4,547 2,625
Cava Group (1)(2) 2,788 150
CBRE Group, Class A (1) 1,817 277
Cencora  7,172 2,423
Centene (1) 2,963 105
Charles Schwab  27,951 2,642
Chevron  10,316 1,627
Chipotle Mexican Grill (1) 11,021 349
Chubb  2,450 679
Ciena (1) 800 152
Cigna Group  3,635 888
Cintas  467 86
Citigroup  10,820 1,095
CME Group  3,546 941
Coca-Cola  10,623 732
Coeur Mining (1) 2,824 48
Colgate-Palmolive  12,504 963

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
ConocoPhillips  25,820 2,294
Constellation Energy  735 277
Corebridge Financial  20,805 677
Corteva  885 54
Coupang (1) 1,812 58
Crowdstrike Holdings, Class A (1) 317 172
Crown Castle, REIT  4,289 387
CSX  24,548 884
CubeSmart, REIT  6,166 232
Cushman & Wakefield (1) 2,896 45
Danaher  4,172 899
Datadog, Class A (1) 786 128
Dayforce (1) 5,041 347
Deere  7,203 3,325
Diamondback Energy  575 82
Digital Realty Trust, REIT  1,422 242
Dollar Tree (1) 13,107 1,299
DoorDash, Class A (1) 2,613 665
Douglas Emmett, REIT  6,784 88
DuPont de Nemours  1,094 89
EastGroup Properties, REIT  1,736 303
Ecolab  2,018 517
Elevance Health  4,068 1,290
Eli Lilly  1,198 1,034
Encompass Health  3,654 416
EOG Resources  553 59
EPR Properties, REIT (2) 112 5
EQT  2,311 124
Equifax  3,225 681
Equinix, REIT  1,081 915
Equity LifeStyle Properties, REIT  14,488 885
Equity Residential, REIT  4,673 278
Essential Properties Realty Trust, REIT  362 11
Essex Property Trust, REIT  3,441 866
Evercore, Class A  942 277
Expand Energy  4,867 503
Expro Group Holdings (1)(2) 4,450 60
Exxon Mobil  8,382 959
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $2 (1)(3)(4) 120 —
Federal Realty Investment Trust, REIT  647 62
Fifth Third Bancorp  9,600 400
Firefly Aerospace (1) 172 4

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Floor & Decor Holdings, Class A (1) 2,676 167
Fortinet (1) 4,615 399
Freeport-McMoRan  11,209 467
Gaming & Leisure Properties, REIT  756 34
GE Vernova  428 250
General Electric  10,161 3,139
Gilead Sciences  20,156 2,414
Goldman Sachs Group  2,169 1,712
Gusto, Acquisition Date: 10/4/21, Cost $24 (1)(3)(4) 826 20
Healthcare Realty Trust, REIT  5,113 91
HF Sinclair  1,579 81
Hilton Worldwide Holdings  604 155
Home Depot  4,674 1,774
Hubbell  57 27
IDEXX Laboratories (1) 471 297
Ingersoll Rand  2,211 169
Insmed (1) 2,067 392
Intel (1) 16,414 656
Intercontinental Exchange  7,603 1,112
InterDigital  1,123 406
International Business Machines  1,730 532
International Paper  43,418 1,678
Intuitive Surgical (1) 1,520 812
Ivanhoe Electric (1) 4,533 67
Ivanhoe Electric, Warrants, 2/11/26 (1) 2,595 20
JPMorgan Chase  18,800 5,849
Kenvue  22,909 329
KeyCorp  43,493 765
Keysight Technologies (1) 14,759 2,700
Kilroy Realty, REIT  1,357 57
Kimco Realty, REIT  1,902 39
Kinder Morgan  1,992 52
KLA  1,505 1,819
Knife River (1) 670 41
Kodiak Gas Services (2) 1,148 42
L3Harris Technologies  565 163
Lam Research  2,600 409
Linde  4,918 2,057
Lineage, REIT  781 31
Louisiana-Pacific  794 69
Lowe's  5,312 1,265
Marathon Petroleum  1,010 197
Marriott International, Class A  1,520 396

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Marsh & McLennan  4,039 720
Mastercard, Class A  3,024 1,669
McDonald's  7,376 2,201
Meta Platforms, Class A  7,293 4,728
MetLife  2,656 212
Mettler-Toledo International (1) 493 698
Microsoft  30,795 15,946
Middleby (1) 715 89
Mondelez International, Class A  30,190 1,735
Monolithic Power Systems  217 218
Moody's  776 373
Morgan Stanley  7,511 1,232
MP Materials (1)(2) 2,579 163
Natera (1) 1,245 248
Netflix (1) 2,857 3,197
Newmont  5,302 429
Newmont, CDI (AUD)  849 69
NextEra Energy  1,157 94
NNN REIT, REIT  377 15
Norfolk Southern  2,805 795
Northrop Grumman  614 358
NRG Energy  318 55
Nucor  1,140 171
nVent Electric  514 59
NVIDIA  88,400 17,900
NXP Semiconductors  743 155
Old Dominion Freight Line  8,947 1,256
ONEOK  1,606 108
Oracle  2,084 547
O'Reilly Automotive (1) 6,273 592
Ovintiv  1,993 75
Owens Corning  2,551 325
Packaging Corp. of America  3,445 674
Palantir Technologies, Class A (1) 2,258 453
Palo Alto Networks (1) 1,235 272
Parker-Hannifin  2,745 2,121
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $81 (1)(3)
(4) 21,572 7
Pebblebrook Hotel Trust, REIT  4,895 51
Pentair  9,778 1,040
Permian Resources  8,967 113
Philip Morris International  550 79
Phillips 66  1,293 176

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Pinterest, Class A (1) 18,764 621
Planet Fitness, Class A (1) 4,054 368
PPG Industries  3,371 330
Procter & Gamble  16,669 2,507
Progressive  3,791 781
Prologis, REIT  5,974 741
PTC (1) 3,002 596
Public Storage, REIT  2,708 754
PulteGroup  2,129 255
Quest Diagnostics  6,289 1,107
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $155 (1)(3)(4) 16,193 3
Range Resources  28,096 999
Rayonier, REIT  2,924 65
Realty Income, REIT  1,471 85
Regency Centers, REIT  4,792 330
Reliance  574 162
Repligen (1) 1,750 261
Republic Services  7,178 1,495
Revvity  8,218 769
Rexford Industrial Realty, REIT  8,470 350
Robinhood Markets, Class A (1) 794 117
ROBLOX, Class A (1) 1,763 200
Roper Technologies  322 144
Ross Stores  955 152
Royal Gold  81 14
RPM International  521 57
Salesforce  980 255
SBA Communications, REIT  167 32
ServiceNow (1) 1,287 1,183
Sherwin-Williams  802 277
Simon Property Group, REIT  2,691 473
SLB  40,614 1,465
Smartstop Self Storage REIT, REIT  4,511 155
Soleno Therapeutics (1) 3,603 242
Sortera Technologies, Series C-2, Warrants, 6/27/28,
Acquisition Date: 9/22/25, Cost $— (1)(3)(4) 22 —
Southern  17,882 1,682
Steel Dynamics  1,821 286
Stryker  1,073 382
Sun Communities, REIT  2,268 287
Synopsys (1) 421 191
T-Mobile U.S.  11,110 2,334
Talon Capital (1) 2,024 21

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Targa Resources  825 127
TechnipFMC  29,297 1,211
Teledyne Technologies (1) 914 482
Tenet Healthcare (1) 5,634 1,163
Terreno Realty, REIT  3,857 220
Tesla (1) 3,570 1,630
Texas Instruments  8,758 1,414
Thermo Fisher Scientific  410 233
TJX  7,334 1,028
Toll Brothers  2,967 400
Tradeweb Markets, Class A  4,880 514
TransDigm Group  78 102
TransUnion  1,119 91
Travelers  4,651 1,249
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
8/21/25, Cost $— (1)(3)(4) 171 1
Ulta Beauty (1) 1,262 656
UnitedHealth Group  5,846 1,997
Upwork (1)(2) 6,933 111
Uranium Energy (1) 32,490 492
Valero Energy  11,608 1,968
Ventas, REIT  5,821 430
Veralto  268 26
Vertex Pharmaceuticals (1) 1,541 656
Vertiv Holdings, Class A  1,956 377
VICI Properties, REIT  20,523 615
Viper Energy, Class A  1,700 64
Visa, Class A  13,972 4,761
Vornado Realty Trust, REIT  2,481 94
Walmart  15,874 1,606
Warrior Met Coal  1,150 78
Weatherford International  1,071 79
Welltower, REIT  14,235 2,577
Western Alliance Bancorp  4,767 369
Westinghouse Air Brake Technologies  7,119 1,455
Weyerhaeuser, REIT  1,220 28
Williams  4,139 240
WP Carey, REIT  437 29
WW Grainger  460 450
Xcel Energy  15,950 1,295
Zscaler (1) 885 293
253,797

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.2%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $97 (1)(3)(4) 2,450 1
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $42 (1)(3)(4) 691 —
Databricks, Series G, Acquisition Date: 2/1/21, Cost $21 (1)
(3)(4) 348 52
Databricks, Series H, Acquisition Date: 8/31/21, Cost $68 (1)
(3)(4) 927 139
Databricks, Series I, Acquisition Date: 9/14/23, Cost $7 (1)(3)
(4) 96 14
Databricks, Series J, Acquisition Date: 12/17/24, Cost $42 (1)
(3)(4) 459 69
Farmers Business Network, Series D, Acquisition Date:
11/3/17, Cost $1 (1)(3)(4) 43 —
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $25 (1)(3)(4) 1,051 25
Gusto, Series E, Acquisition Date: 7/13/21, Cost $33 (1)(3)(4) 1,103 27
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $15 (1)(3)(4) 255 17
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $144 (1)(3)(4) 1,084 144
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $71 (1)(3)(4) 2,594 292
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $122 (1)(3)(4) 2,843 320
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $37 (1)(3)(4) 2,783 28
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $10 (1)(3)(4) 971 9
Perplexity, Series E-1, Acquisition Date: 6/4/25, Cost $48 (1)
(3)(4) 98 68
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $79 (1)(3)(4) 1,666 79
Sortera Technologies, Series C-1, Acquisition Date: 4/13/23,
Cost $11 (1)(3)(4) 764 11
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $2 (1)(3)(4) 2,304 3
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $3 (1)(3)(4) 3,239 5
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $12 (1)(3)(4) 1,491 11
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $47 (1)(3)(4) 5,423 40

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Treeline Biosciences, Series A-2, Acquisition Date: 8/21/25,
Cost $10 (1)(3)(4) 1,138 8
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $16 (1)(3)(4) 802 36
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $143 (1)
(3)(4) 1,669 259
1,657
Corporate Bonds 2.6%
AbbVie, 2.95%, 11/21/26  145,000 144
AbbVie, 4.50%, 5/14/35  30,000 29
AbbVie, 4.80%, 3/15/29  150,000 153
AHS Hospital, 5.024%, 7/1/45  20,000 19
Alcon Finance, 2.60%, 5/27/30 (5) 235,000 217
Alexandria Real Estate Equities, 4.75%, 4/15/35  105,000 102
Ally Financial, 2.20%, 11/2/28  120,000 112
Ameren, 5.70%, 12/1/26  185,000 188
American Airlines PTT, Series 2019-1, Class AA, 3.15%,
2/15/32  129,790 121
American Express, VR, 6.489%, 10/30/31 (6) 285,000 312
American Honda Finance, 4.55%, 7/9/27  135,000 136
American Tower, 1.45%, 9/15/26  355,000 347
Amphenol, 4.75%, 3/30/26  25,000 25
Amphenol, 5.05%, 4/5/29  55,000 57
Aon, 3.875%, 12/15/25  25,000 25
Appalachian Power, 4.45%, 6/1/45  240,000 205
Arthur J Gallagher, 4.85%, 12/15/29  20,000 20
AT&T, 2.75%, 6/1/31  215,000 196
Athene Global Funding, 4.86%, 8/27/26 (5) 175,000 176
Atlassian, 5.25%, 5/15/29  35,000 36
AutoZone, 3.125%, 4/21/26  170,000 169
AutoZone, 3.75%, 6/1/27  70,000 70
Bank of America, 3.50%, 4/19/26  400,000 399
Bank of America, 4.45%, 3/3/26  50,000 50
Bank of America, VR, 4.244%, 4/24/38 (6) 120,000 112
Bank of America, VR, 5.08%, 1/20/27 (6) 225,000 225
Banner Health, 1.897%, 1/1/31  65,000 58
Becton Dickinson & Company, 5.081%, 6/7/29  170,000 175
Berkshire Hathaway Energy, 5.15%, 11/15/43  25,000 25
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (5) 100,000 98
Brixmor Operating Partnership, 3.90%, 3/15/27  195,000 194
Brixmor Operating Partnership, 4.05%, 7/1/30  80,000 79
Broadcom, 4.60%, 7/15/30  115,000 116

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Cadence Design Systems, 4.30%, 9/10/29  60,000 60
Cameron LNG, 2.902%, 7/15/31 (5) 40,000 37
Cameron LNG, 3.701%, 1/15/39 (5) 30,000 26
Cardinal Health, 3.41%, 6/15/27  125,000 123
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK until
8/15/25 then 9.00% Cash to maturity) (5)(9) 29,330 31
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then
9.00% Cash to maturity) (5)(9) 40,397 45
Caterpillar Financial Services, 5.00%, 5/14/27  240,000 244
Centene, 3.375%, 2/15/30  130,000 119
Centra Health, 4.70%, 1/1/48  385,000 317
Charter Communications Operating, 6.10%, 6/1/29  80,000 83
Chevron USA, 4.30%, 10/15/30  115,000 116
Citigroup, 4.45%, 9/29/27  70,000 70
Citigroup, VR, 3.887%, 1/10/28 (6) 315,000 314
Citigroup, VR, 4.075%, 4/23/29 (6) 100,000 100
CMS Energy, 4.875%, 3/1/44  25,000 23
CNO Global Funding, 2.65%, 1/6/29 (5) 315,000 299
Comcast, 5.50%, 5/15/64  110,000 101
CommonSpirit Health, 2.782%, 10/1/30  50,000 46
Corebridge Financial, 4.40%, 4/5/52  375,000 310
Corebridge Global Funding, 4.65%, 8/20/27 (5) 60,000 61
Cox Communications, 5.45%, 9/1/34 (5) 105,000 104
CRH America Finance, 3.95%, 4/4/28 (5) 400,000 398
Crown Castle, 2.10%, 4/1/31  250,000 219
Crown Castle, 3.70%, 6/15/26  40,000 40
Crown Castle, 4.75%, 5/15/47  30,000 26
CVS Health, 5.00%, 9/15/32  25,000 25
CVS Health, 5.40%, 6/1/29  115,000 119
CVS Health, 6.00%, 6/1/63  80,000 80
Diamondback Energy, 5.15%, 1/30/30  35,000 36
DTE Energy, 4.95%, 7/1/27  45,000 46
Elevance Health, 4.101%, 3/1/28  130,000 130
Elevance Health, 4.65%, 1/15/43  20,000 18
Enact Holdings, 6.25%, 5/28/29  21,000 22
Energy Transfer, 5.25%, 4/15/29  120,000 123
Energy Transfer, 5.60%, 9/1/34  175,000 180
Enterprise Products Operating, 4.30%, 6/20/28  100,000 101
EOG Resources, 4.40%, 7/15/28  55,000 56
Essex Portfolio, 2.65%, 3/15/32  135,000 121
Experian Finance, 2.75%, 3/8/30 (5) 200,000 190
Extra Space Storage, 4.00%, 6/15/29  145,000 144
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (6) 55,000 56
FirstEnergy Transmission, 5.00%, 1/15/35  60,000 60

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Fiserv, 3.20%, 7/1/26  100,000 99
Fiserv, 5.45%, 3/15/34  175,000 177
Ford Motor Credit, 7.122%, 11/7/33  200,000 214
Foundry JV Holdco, 6.15%, 1/25/32 (5) 200,000 213
GATX, 6.90%, 5/1/34  270,000 303
General Motors Financial, 2.40%, 4/10/28  305,000 291
George Washington University, Series 2014, 4.30%, 9/15/44  15,000 13
Goldman Sachs Group, 3.85%, 1/26/27  115,000 115
Goldman Sachs Group, 5.15%, 5/22/45  15,000 14
Goldman Sachs Group, 6.75%, 10/1/37  10,000 11
Goldman Sachs Group, VR, 2.615%, 4/22/32 (6) 200,000 182
HCA, 4.125%, 6/15/29  235,000 233
HCA, 5.45%, 9/15/34  85,000 87
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (5) 95,000 97
Healthcare Realty Holdings, 3.625%, 1/15/28  30,000 29
Healthpeak, 2.125%, 12/1/28  80,000 75
Healthpeak, 2.875%, 1/15/31  45,000 41
HF Sinclair, 6.25%, 1/15/35  135,000 141
Honeywell International, 1.10%, 3/1/27  275,000 265
Humana, 5.95%, 3/15/34  110,000 116
Hyundai Capital America, 1.30%, 1/8/26 (5) 145,000 144
Hyundai Capital America, 1.65%, 9/17/26 (5) 180,000 176
Hyundai Capital America, 2.00%, 6/15/28 (5) 235,000 221
Indiana University Health Obligated Group, 3.97%, 11/1/48  145,000 119
Intercontinental Exchange, 3.75%, 12/1/25  75,000 75
Intercontinental Exchange, 5.25%, 6/15/31  75,000 78
IQVIA, 6.25%, 2/1/29  50,000 53
Jackson National Life Global Funding, 4.90%, 1/13/27 (5) 170,000 171
John Deere Capital, 4.40%, 9/8/31  260,000 262
JPMorgan Chase, VR, 1.578%, 4/22/27 (6) 235,000 232
JPMorgan Chase, VR, 3.882%, 7/24/38 (6) 160,000 144
JPMorgan Chase, VR, 5.576%, 7/23/36 (6) 70,000 73
Kentucky Utilities, 4.375%, 10/1/45  65,000 56
Kilroy Realty, 4.25%, 8/15/29  25,000 24
L3Harris Technologies, 4.854%, 4/27/35  50,000 50
Liberty Mutual Group, 4.85%, 8/1/44 (5) 20,000 18
Lowe's, 4.45%, 4/1/62  80,000 64
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (6) 250,000 252
Marriott International, Series AA, 4.65%, 12/1/28  285,000 289
Mars, 4.75%, 4/20/33 (5) 125,000 126
MassMutual Global Funding II, 5.10%, 4/9/27 (5) 220,000 223
MedStar Health, Series 20A, 3.626%, 8/15/49  130,000 96

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Met Tower Global Funding, 1.25%, 9/14/26 (5) 245,000 239
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (5) 110,000 110
Morgan Stanley, VR, 5.656%, 4/18/30 (6) 360,000 375
Motorola Solutions, 5.00%, 4/15/29  50,000 51
MPLX, 4.80%, 2/15/31  85,000 86
New York State Electric & Gas, 5.30%, 8/15/34 (5) 65,000 67
NextEra Energy Capital Holdings, 4.685%, 9/1/27  30,000 30
Niagara Mohawk Power, 4.647%, 10/3/30 (5) 50,000 50
NiSource, 3.49%, 5/15/27  215,000 213
NiSource, 3.95%, 3/30/48  105,000 84
Nucor, 2.70%, 6/1/30  70,000 66
Nucor, 3.95%, 5/1/28  121,000 121
Occidental Petroleum, 5.375%, 1/1/32  105,000 107
Oracle, 5.375%, 7/15/40  125,000 119
O'Reilly Automotive, 3.60%, 9/1/27  145,000 144
O'Reilly Automotive, 5.75%, 11/20/26  35,000 36
Owens Corning, 5.70%, 6/15/34  50,000 52
Pacific Gas & Electric, 2.10%, 8/1/27  275,000 264
Pioneer Natural Resources, 1.125%, 1/15/26  80,000 79
PNC Financial Services Group, VR, 5.373%, 7/21/36 (6) 40,000 41
President & Fellows of Harvard College, 3.619%, 10/1/37  25,000 22
Principal Financial Group, 2.125%, 6/15/30  160,000 145
Principal Financial Group, 4.111%, 2/15/28 (5) 100,000 100
Public Storage Operating, 1.95%, 11/9/28  150,000 142
Realty Income, 2.20%, 6/15/28  70,000 67
Regency Centers, 4.125%, 3/15/28  35,000 35
Revvity, 1.90%, 9/15/28  230,000 215
RGA Global Funding, 4.35%, 8/25/28 (5) 80,000 80
RGA Global Funding, 5.448%, 5/24/29 (5) 100,000 104
Roper Technologies, 3.80%, 12/15/26  50,000 50
Sabine Pass Liquefaction, 4.20%, 3/15/28  50,000 50
Santander Holdings USA, VR, 2.49%, 1/6/28 (6) 135,000 132
Santander Holdings USA, VR, 6.342%, 5/31/35 (6) 110,000 117
ServiceNow, 1.40%, 9/1/30  235,000 206
Sherwin-Williams, 4.80%, 9/1/31  175,000 179
Simon Property Group, 2.65%, 2/1/32  340,000 304
Solventum, 5.40%, 3/1/29  43,000 44
Southern, 5.70%, 3/15/34  90,000 95
Southern Gas Capital, 4.95%, 9/15/34  100,000 100
Targa Resources, 5.50%, 2/15/35  45,000 46
Targa Resources Partners, 5.00%, 1/15/28  75,000 75
Texas Instruments, 1.125%, 9/15/26  80,000 78
Time Warner Cable, 6.55%, 5/1/37  13,000 13

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Time Warner Cable, 6.75%, 6/15/39  13,000 13
TJX, 1.60%, 5/15/31  55,000 48
Uber Technologies, 4.30%, 1/15/30  145,000 146
Union Pacific, 4.75%, 9/15/41  10,000 9
United Airlines PTT, Series 2014-2, Class A, 3.75%, 9/3/26  2,227 2
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  224,456 212
UnitedHealth Group, 4.70%, 4/15/29  200,000 204
UnitedHealth Group, 5.75%, 7/15/64  80,000 80
Verisk Analytics, 4.50%, 8/15/30  50,000 50
Verizon Communications, 1.68%, 10/30/30  28,000 25
Vistra Operations, 5.70%, 12/30/34 (5) 185,000 190
Waste Connections, 2.20%, 1/15/32  155,000 139
Wells Fargo, VR, 5.389%, 4/24/34 (6) 410,000 426
Williams, 4.625%, 6/30/30  60,000 60
Williams, 5.15%, 3/15/34  35,000 36
Willis North America, 4.50%, 9/15/28  160,000 161
WP Carey, 3.85%, 7/15/29  115,000 113
Zoetis, 4.15%, 8/17/28  190,000 191
21,709
Equity Funds 7.5%
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity
Fund - I Class (7) 1,753,865 44,004
T. Rowe Price Multi-Strategy Total Return Fund - I Class (7) 2,057,675 18,108
62,112
Municipal Securities 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41  300,000 246
California, Build America, GO, 7.625%, 3/1/40  35,000 43
California State Univ., Series B, 2.795%, 11/1/41  250,000 188
Central Texas Regional Mobility Auth., Series E, 3.167%,
1/1/41  225,000 185
Florida Dev. Finance, Nova Southeastern Univ., Series B,
4.109%, 4/1/50  390,000 322
Fulton County, Build America, GO, 5.148%, 7/1/39  180,000 184
JobsOhio Beverage System, Liquid Profits, Series B, 3.985%,
1/1/29  10,000 10
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  15,000 18
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  175,000 150
Maryland HHEFA, Univ. of Maryland Medical System, Series
B, 4.665%, 7/1/36  20,000 20

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Metropolitan Government Nashville & Davidson County
Health & Ed. Facs, Vanderbilt Univ. Medical Center, Series B,
3.235%, 7/1/52  200,000 136
Miami-Dade County Transit System, Series B, Build America,
5.624%, 7/1/40  160,000 168
Municipal Electric Auth. of Georgia, Build America, Vogtle
Units, 6.655%, 4/1/57  121,000 133
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  15,000 15
Virginia Commonwealth Univ. Health System Auth., Series A,
4.956%, 1/1/44  25,000 24
1,842
Non-U.S. Government Mortgage-Backed Securities 0.5%
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (5) 50,419 44
Angel Oak Mortgage Trust, Series 2021-1, Class A2, CMO,
ARM, 1.115%, 1/25/66 (5) 16,544 14
BANK, Series 2024-BNK47, Class A5, 5.716%, 6/15/57  60,000 64
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%,
12/15/57  115,000 121
BANK5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  45,000 47
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (5) 58,700 53
Bayview Financing Trust, Series 2024-2F, Class A, CMO,
ARM, Acquisition Date: 8/29/24, Cost $91, 7.105%,
9/25/29 (3)(4) 91,144 92
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM,
1M TSFR + 2.274%, 6.306%, 11/15/34 (5) 50,000 1
BBCMS Mortgage Trust, Series 2025-C35, Class A5, ARM,
5.586%, 7/15/58  120,000 127
Benchmark Mortgage Trust, Series 2023-B39, Class A5,
5.754%, 7/15/56  105,000 111
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM,
6.189%, 7/15/57  70,000 74
Benchmark Mortgage Trust, Series 2025-B41, Class A5,
5.407%, 7/15/68  100,000 104
Benchmark Mortgage Trust, Series 2025-V16, Class A3,
ARM, 5.439%, 8/15/58  180,000 187
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class
A, ARM, 4.674%, 10/10/42 (5) 100,000 100
BX Trust, Series 2021-LGCY, Class C, ARM, 1M TSFR +
1.118%, 5.15%, 10/15/36 (5) 225,000 224
CENT, Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (5) 100,000 101

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (5) 44,983 39
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO,
STEP, 5.48%, 8/25/70 (5) 97,812 99
EFMT, Series 2025-NQM5, Class A1, CMO, ARM, 5.033%,
11/25/70 (5) 100,000 100
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (5) 8,944 9
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (5) 26,237 25
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (5) 3,949 4
GCAT Trust, Series 2025-NQM4, Class A1, CMO, STEP,
5.529%, 6/25/70 (5) 106,341 107
Grace Trust, Series 2020-GRCE, Class C, ARM, 2.68%,
12/10/40 (5) 100,000 88
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-NINE, Class A, ARM, 2.854%, 9/6/38 (5) 100,000 98
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-OPO, Class B, 3.377%, 1/5/39 (5) 100,000 89
JPMorgan Mortgage Trust, Series 2019-HYB1, Class B4,
CMO, ARM, 4.991%, 10/25/49 (5) 55,381 56
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15,
CMO, ARM, 3.50%, 5/25/50 (5) 26,223 24
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3,
CMO, ARM, 3.50%, 5/25/50 (5) 31,054 28
JPMorgan Mortgage Trust, Series 2020-INV1, Class A11,
CMO, ARM, 1M TSFR + 0.944%, 4.936%, 8/25/50 (5) 7,141 7
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3,
CMO, ARM, 3.50%, 8/25/50 (5) 12,696 11
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1,
CMO, ARM, 5.195%, 10/25/65 (5) 24,521 25
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (5) 168,834 170
MAD Commercial Mortgage Trust, Series 2025-11MD, Class
A, ARM, 4.754%, 10/15/42 (5) 100,000 100
MHC Commercial Mortgage Trust, Series 2021-MHC, Class
B, ARM, 1M TSFR + 1.215%, 5.247%, 4/15/38 (5) 204,000 204
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2015-C27, Class AS, 4.068%, 12/15/47  127,469 126
Morgan Stanley Bank of America Merrill Lynch Trust, Series
2025-C35, Class A5, 5.633%, 8/15/58  65,000 69
Morgan Stanley Residential Mortgage Loan Trust, Series
2025-DSC2, Class A1, CMO, STEP, 5.443%, 7/25/70 (5) 98,346 99
Morgan Stanley Residential Mortgage Loan Trust, Series
2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (5) 96,236 97

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
ARM, 6.014%, 12/15/56  50,000 54
New Residential Mortgage Loan Trust, Series 2022-INV1,
Class A4, CMO, ARM, 3.00%, 3/25/52 (5) 118,151 102
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (5) 129,686 130
NYC Commercial Mortgage Trust, Series 2025-28L, Class A,
ARM, 4.668%, 11/5/38 (5) 100,000 100
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 5.206%, 10/25/59 (5) 2,663 3
OBX Trust, Series 2025-NQM15, Class A1, CMO, STEP,
5.143%, 7/27/65 (5) 97,653 98
Provident Funding Mortgage Trust, Series 2019-1, Class B1,
CMO, ARM, 3.171%, 12/25/49 (5) 174,469 151
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (5) 4,421 4
Starwood Mortgage Residential Trust, Series 2020-INV1,
Class A1, CMO, ARM, 1.027%, 11/25/55 (5) 10,509 10
Structured Agency Credit Risk Debt Notes, Series 2021-
DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 5.033%,
11/25/41 (5) 28,276 28
Structured Agency Credit Risk Debt Notes, Series 2025-
DNA3, Class M1, CMO, ARM, SOFR30A + 1.10%, 5.283%,
9/25/45 (5) 54,705 55
Structured Agency Credit Risk Debt Notes, Series 2025-
HQA1, Class A1, CMO, ARM, SOFR30A + 0.95%, 5.133%,
2/25/45 (5) 19,875 20
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (5) 4,143 4
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.86%, 12/25/64 (5) 213,362 214
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (5) 22,426 20
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO,
STEP, 5.999%, 2/25/68 (5) 80,194 80
Verus Securitization Trust, Series 2025-7, Class A1F, CMO,
ARM, SOFR30A + 1.20%, 5.383%, 8/25/70 (5) 98,576 99
Wells Fargo Commercial Mortgage Trust, Series 2019-C54,
Class A4, 3.146%, 12/15/52  45,000 43
4,353
Preferred Stocks 0.0%
Sortera Technologies, Series PF2-1, Acquisition Date:
9/22/25, Cost $6 (1)(3)(4) 9 6
Sortera Technologies, Series PF2-10, Acquisition Date:
9/22/25 - 10/8/25, Cost $6 (1)(3)(4) 9 6

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Sortera Technologies, Series PF2-11, Acquisition Date:
10/8/25, Cost $6 (1)(3)(4) 9 6
Sortera Technologies, Series PF2-12, Acquisition Date:
10/8/25, Cost $6 (1)(3)(4) 9 6
Sortera Technologies, Series PF2-13, Acquisition Date:
10/8/25, Cost $6 (1)(3)(4) 9 6
Sortera Technologies, Series PF2-14, Acquisition Date:
10/8/25, Cost $6 (1)(3)(4) 9 6
Sortera Technologies, Series PF2-15, Acquisition Date:
10/8/25, Cost $6 (1)(3)(4) 9 6
Sortera Technologies, Series PF2-16, Acquisition Date:
10/8/25, Cost $6 (1)(3)(4) 9 6
Sortera Technologies, Series PF2-17, Acquisition Date:
10/8/25, Cost $6 (1)(3)(4) 9 6
Sortera Technologies, Series PF2-18, Acquisition Date:
10/8/25, Cost $6 (1)(3)(4) 9 6
Sortera Technologies, Series PF2-19, Acquisition Date:
10/8/25, Cost $4 (1)(3)(4) 7 4
Sortera Technologies, Series PF2-2, Acquisition Date:
9/22/25, Cost $5 (1)(3)(4) 9 5
Sortera Technologies, Series PF2-3, Acquisition Date:
9/22/25, Cost $6 (1)(3)(4) 9 6
Sortera Technologies, Series PF2-4, Acquisition Date:
9/22/25, Cost $6 (1)(3)(4) 9 6
Sortera Technologies, Series PF2-5, Acquisition Date:
9/22/25, Cost $6 (1)(3)(4) 9 6
Sortera Technologies, Series PF2-6, Acquisition Date:
9/22/25, Cost $6 (1)(3)(4) 9 6
Sortera Technologies, Series PF2-7, Acquisition Date:
9/22/25, Cost $6 (1)(3)(4) 9 6
Sortera Technologies, Series PF2-8, Acquisition Date:
9/22/25, Cost $6 (1)(3)(4) 9 6
Sortera Technologies, Series PF2-9, Acquisition Date:
9/22/25, Cost $6 (1)(3)(4) 9 6
111
Private Investment Companies 7.3%
Blackstone Partners Offshore Fund, Series E1 (3) 21,259 60,136
60,136
U.S. Government & Agency Mortgage-Backed
Securities 0.2%
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  7,015 7
4.40%, 10/25/30  405,000 411

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
Federal Home Loan Mortgage Multifamily Structured PTC,
ARM
2.347%, 11/25/31  860,000 778
3.71%, 9/25/32  370,000 358
4.43%, 2/25/33  285,000 288
1,842
U.S. Government Agency Obligations (Excluding
Mortgage-Backed) 6.9%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,580,000 1,016
U.S. Treasury Bonds, 1.375%, 8/15/50  1,150,000 586
U.S. Treasury Bonds, 1.875%, 2/15/51  1,215,000 702
U.S. Treasury Bonds, 2.00%, 2/15/50  2,490,000 1,506
U.S. Treasury Bonds, 2.00%, 8/15/51  365,000 216
U.S. Treasury Bonds, 2.25%, 2/15/52  2,245,000 1,408
U.S. Treasury Bonds, 2.50%, 2/15/45  40,000 29
U.S. Treasury Bonds, 2.75%, 11/15/42  65,000 51
U.S. Treasury Bonds, 2.75%, 8/15/47  4,565,000 3,345
U.S. Treasury Bonds, 3.00%, 11/15/44  70,000 55
U.S. Treasury Bonds, 3.00%, 2/15/47  220,000 170
U.S. Treasury Bonds, 3.00%, 2/15/48  740,000 565
U.S. Treasury Bonds, 3.00%, 8/15/48  150,000 114
U.S. Treasury Bonds, 3.00%, 8/15/52  800,000 591
U.S. Treasury Bonds, 3.125%, 11/15/41  290,000 243
U.S. Treasury Bonds, 3.125%, 8/15/44  110,000 89
U.S. Treasury Bonds, 3.375%, 8/15/42  220,000 189
U.S. Treasury Bonds, 3.625%, 8/15/43  305,000 268
U.S. Treasury Bonds, 3.625%, 2/15/53  80,000 67
U.S. Treasury Bonds, 3.625%, 5/15/53  825,000 688
U.S. Treasury Bonds, 3.875%, 8/15/40  2,025,000 1,899
U.S. Treasury Bonds, 3.875%, 2/15/43  605,000 554
U.S. Treasury Bonds, 3.875%, 5/15/43  105,000 96
U.S. Treasury Bonds, 4.00%, 11/15/52  150,000 134
U.S. Treasury Bonds, 4.25%, 2/15/54  360,000 336
U.S. Treasury Bonds, 4.25%, 8/15/54 (10) 245,000 228
U.S. Treasury Bonds, 4.50%, 11/15/54  270,000 263
U.S. Treasury Bonds, 4.625%, 5/15/54  150,000 149
U.S. Treasury Bonds, 4.625%, 2/15/55  190,000 189
U.S. Treasury Bonds, 4.75%, 11/15/43  370,000 377
U.S. Treasury Bonds, 4.75%, 11/15/53  640,000 647
U.S. Treasury Bonds, 4.75%, 5/15/55  200,000 203
U.S. Treasury Bonds, 5.00%, 5/15/45  450,000 471
U.S. Treasury Inflation-Indexed Bonds, 0.125%, 2/15/51  83,125 47

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Inflation-Indexed Bonds, 0.25%, 2/15/50  225,565 135
U.S. Treasury Inflation-Indexed Bonds, 0.625%, 2/15/43  302,542 232
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/42  612,220 488
U.S. Treasury Inflation-Indexed Bonds, 0.75%, 2/15/45  227,007 171
U.S. Treasury Inflation-Indexed Bonds, 0.875%, 2/15/47  256,209 191
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/46  84,636 66
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/48  148,458 113
U.S. Treasury Inflation-Indexed Bonds, 1.00%, 2/15/49  173,810 130
U.S. Treasury Inflation-Indexed Bonds, 1.375%, 2/15/44  135,118 117
U.S. Treasury Inflation-Indexed Bonds, 1.50%, 2/15/53  538,956 437
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/41  295,880 296
U.S. Treasury Inflation-Indexed Bonds, 2.125%, 2/15/54  293,676 275
U.S. Treasury Inflation-Indexed Bonds, 2.375%, 2/15/55  123,205 122
U.S. Treasury Inflation-Indexed Bonds, 3.875%, 4/15/29  393,754 428
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  1,079,498 1,070
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  1,634,069 1,606
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30  717,755 684
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30  985,608 935
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31  435,593 408
U.S. Treasury Inflation-Indexed Notes, 0.25%, 7/15/29  721,934 699
U.S. Treasury Inflation-Indexed Notes, 0.50%, 1/15/28  210,147 207
U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/32  807,742 764
U.S. Treasury Inflation-Indexed Notes, 0.75%, 7/15/28  149,200 148
U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/29  201,697 200
U.S. Treasury Inflation-Indexed Notes, 1.125%, 10/15/30  746,170 740
U.S. Treasury Inflation-Indexed Notes, 1.25%, 4/15/28  646,008 646
U.S. Treasury Inflation-Indexed Notes, 1.375%, 7/15/33  757,385 746
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/29  1,467,209 1,491
U.S. Treasury Inflation-Indexed Notes, 1.625%, 4/15/30  987,208 999
U.S. Treasury Inflation-Indexed Notes, 1.75%, 1/15/34  1,988,487 1,997
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/34  376,855 382
U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/35  302,688 305
U.S. Treasury Inflation-Indexed Notes, 2.125%, 4/15/29 (10) 3,003,686 3,088
U.S. Treasury Inflation-Indexed Notes, 2.125%, 1/15/35  538,955 555
U.S. Treasury Inflation-Indexed Notes, 2.375%, 10/15/28  3,639,755 3,773
U.S. Treasury Notes, 0.625%, 8/15/30  420,000 364
U.S. Treasury Notes, 0.75%, 1/31/28  120,000 113
U.S. Treasury Notes, 1.25%, 8/15/31  535,000 465
U.S. Treasury Notes, 1.625%, 8/15/29  1,450,000 1,349
U.S. Treasury Notes, 1.875%, 2/15/32  365,000 325
U.S. Treasury Notes, 3.625%, 5/31/28  100,000 100
U.S. Treasury Notes, 3.875%, 8/15/34  1,000,000 989
U.S. Treasury Notes, 4.00%, 2/29/28  725,000 731

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
U.S. Treasury Notes, 4.00%, 2/28/30  685,000 694
U.S. Treasury Notes, 4.00%, 3/31/30  245,000 248
U.S. Treasury Notes, 4.00%, 2/15/34  280,000 280
U.S. Treasury Notes, 4.125%, 9/30/27  1,155,000 1,166
U.S. Treasury Notes, 4.125%, 10/31/27  920,000 929
U.S. Treasury Notes, 4.125%, 11/30/29  355,000 361
U.S. Treasury Notes, 4.125%, 3/31/32  1,570,000 1,595
U.S. Treasury Notes, 4.25%, 2/28/29  490,000 499
U.S. Treasury Notes, 4.25%, 11/15/34 (10) 1,305,000 1,325
U.S. Treasury Notes, 4.25%, 5/15/35  100,000 101
U.S. Treasury Notes, 4.375%, 11/30/28  1,105,000 1,129
U.S. Treasury Notes, 4.375%, 12/31/29  350,000 359
U.S. Treasury Notes, 4.375%, 5/15/34  150,000 154
U.S. Treasury Notes, 4.50%, 5/31/29  355,000 365
U.S. Treasury Notes, 4.625%, 2/15/35  1,090,000 1,137
56,913
Total United States (Cost $463,156) 594,604
VIETNAM 0.3%
Common Stocks 0.3%
Airports Corp. of Vietnam (1) 5,980 13
Asia Commercial Bank  408,326 397
Bank for Foreign Trade of Vietnam  204,947 464
Binh Minh Plastics  20,600 133
FPT  1,909 7
FPT Digital Retail (1) 32,093 181
Ho Chi Minh City Development Joint Stock Commercial
Bank (1) 52,100 64
Hoa Phat Group (1) 429,328 436
Khang Dien House Trading & Investment (1) 123,583 168
Military Commercial Joint Stock Bank  174,642 157
Mobile World Investment  58,000 182
Nam Long Investment  55,166 83
Nam Long Investment, Rights, 11/18/25 (1) 55,166 8
Phu Nhuan Jewelry  83,620 301
Saigon Beer Alcohol Beverage  4,000 7
Techcom Securities (1) 35,500 61
Vietnam Prosperity Bank  18,700 20
Total Vietnam (Cost $2,055) 2,682

T. ROWE PRICE Global Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Treasury Reserve Fund, 4.13% (7)(11) 25,283,931 25,284
Total Short-Term Investments (Cost $25,284) 25,284
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.12% (7)(11) 5,704,031 5,704
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 5,704
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.12% (7)(11) 2,392,385 2,392
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 2,392
Total Securities Lending Collateral (Cost $8,096) 8,096
Total Investments in Securities
100.8% of Net Assets
(Cost $635,265) $ 835,096
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares/Par and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4. All or a portion of this security is on loan at October 31, 2025.
(3) See Note 2. Level 3 in fair value hierarchy.

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”).
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $3,108 and represents 0.4% of net assets.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $14,541 and represents 1.8% of net assets.
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) Affiliated Companies
(8) SEC 30-day yield
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) At October 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(11) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
CPI Consumer Price Index
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GDR Global Depositary Receipts

T. ROWE PRICE Global Allocation Fund

.
.
.
.
.
.
.
.
.
.
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
ILS Israeli Shekel
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PIK Payment-in-kind
PTC Pass-Through Certificate
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index, Put,
12/19/25 @ $6,325.00 57 38,989 (228)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
11/21/25 @ $81.00 934 7,547 (12)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
11/21/25 @ $81.00 934 7,547 (60)
Total Options Written (Premiums $(295)) $ (300)

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
United States 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 1,450 33 32 1
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/30 1,250 29 28 1
Total United States 2
Total Centrally Cleared Credit Default Swaps,
Protection Sold 2
Zero-Coupon Inflation Swaps (0.0)%
United States (0.0)%
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.800% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/25/27 233 — — —
2 Year Zero-Coupon Inflation Swap
Pay Fixed 2.830% at Maturity, Receive
Variable (Change in CPI) at Maturity,
6/25/27 232 — — —
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.596% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/16/30 100 — — —

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.597% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/16/30 100 (1) — (1)
Total United States (1)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (1)
Total Centrally Cleared Swaps 1
Net payments (receipts) of variation margin to date (2)
Variation margin receivable (payable) on centrally cleared swaps $ (1)
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Global Allocation Fund

. . . . . . . . . .
(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 11/28/25 USD 4,904 GBP 3,710 $ 29
JPMorgan Chase 11/14/25 JPY 51,037 USD 335 (4)
JPMorgan Chase 11/28/25 USD 640 DKK 4,101 6
JPMorgan Chase 11/28/25 USD 11,889 EUR 10,192 123
JPMorgan Chase 11/28/25 USD 225 ILS 732 1
JPMorgan Chase 11/28/25 USD 7,342 JPY 1,114,471 90
JPMorgan Chase 11/28/25 USD 201 NOK 2,011 2
JPMorgan Chase 11/28/25 USD 62 NZD 106 1
JPMorgan Chase 11/28/25 USD 1,047 SEK 9,790 15
JPMorgan Chase 11/28/25 USD 461 SGD 595 2
Morgan Stanley 11/28/25 USD 654 HKD 5,079 —
State Street 11/28/25 USD 2,302 AUD 3,490 18
State Street 11/28/25 USD 3,143 CHF 2,496 32
Net unrealized gain (loss) on open forward
currency exchange contracts $ 315

T. ROWE PRICE Global Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 14 MSCI EAFE Index contracts 12/25 (1,965) $ (11)
Short, 25 S&P 500 E-Mini Index contracts 12/25 (8,592) (127)
Long, 12 U.S. Treasury Long Bond contracts 12/25 1,408 41
Long, 35 U.S. Treasury Notes five year contracts 12/25 3,822 (1)
Long, 6 U.S. Treasury Notes two year contracts 12/25 1,249 (1)
Long, 3 Ultra U.S. Treasury Bonds contracts 12/25 364 13
Net payments (receipts) of variation margin to date 86
Variation margin receivable (payable) on open futures contracts —

T. ROWE PRICE Global Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.47%  $ (1,582) $ 1,242 $ 719
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.30%  (161) 1,891 1,907
T. Rowe Price Emerging Markets Local
Currency Bond Fund - I Class, 6.48%  (558) 1,447 1,077
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.87%  (78) 21 565
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.29%  (509) 643 1,279
T. Rowe Price Integrated U.S. Small-Mid Cap
Core Equity Fund - I Class  2,716 1,748 298
T. Rowe Price International Bond Fund - I
Class, 3.20%  (689) 1,155 809
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.17%  (174) 303 284
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  (580) (1,184) 2,462
T. Rowe Price Government Reserve Fund,
4.12% — — —++
T. Rowe Price Treasury Reserve Fund, 4.13% — — 647
Affiliates not held at period end — — 15
Totals $ (1,615)# $ 7,266 $ 10,062+

T. ROWE PRICE Global Allocation Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.47%  $ 15,875 $ 7,149 $ 9,082 $ 15,184
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.30%  31,976 2,358 4,811 31,414
T. Rowe Price Emerging
Markets Local Currency Bond
Fund - I Class, 6.48%  17,544 2,228 3,058 18,161
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.87%  8,914 816 2,128 7,623
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.29%  21,224 1,529 5,009 18,387
T. Rowe Price Integrated U.S.
Small-Mid Cap Core Equity
Fund - I Class  43,493 3,895 5,132 44,004
T. Rowe Price International
Bond Fund - I Class, 3.20%  23,334 3,510 2,689 25,310
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.17%  7,384 3,784 2,025 9,446
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  21,009 2,613 4,330 18,108
T. Rowe Price Government
Reserve Fund, 4.12% 5,564  ¤  ¤ 8,096
T. Rowe Price Treasury
Reserve Fund, 4.13% 9,297  ¤  ¤ 25,284
Total $ 221,017^
# Capital gain distributions from underlying Price funds represented $2,347 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $10,062 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $219,704.

T. ROWE PRICE Global Allocation Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $635,265) $ 835,096
Receivable for investment securities sold 2,031
Interest and dividends receivable 1,051
Foreign currency (cost $947) 941
Receivable for shares sold 565
Unrealized gain on forward currency exchange contracts 319
Cash 3
Other assets 2,037
Total assets 842,043
Liabilities
Obligation to return securities lending collateral 8,096
Payable for shares redeemed 2,590
Payable for investment securities purchased 2,075
Investment management fees payable 390
Options written (premiums $295) 300
Due to affiliates 11
Unrealized loss on forward currency exchange contracts 4
Variation margin payable on centrally cleared swaps 1
Other liabilities 482
Total liabilities 13,949
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 828,094

T. ROWE PRICE Global Allocation Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 217,329
Paid-in capital applicable to 49,227,835 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 610,765
NET ASSETS $ 828,094
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $530,789; Shares outstanding: 31,557,911) $ 16.82
Advisor Class
(Net assets: $3,126; Shares outstanding: 187,416) $ 16.68
I Class
(Net assets: $294,179; Shares outstanding: 17,482,508) $ 16.83

T. ROWE PRICE Global Allocation Fund
Statement of Operations

($000s)
Year
Ended
10/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $282) $ 18,209
.
  Interest 4,078
Securities lending 29
Other 3
Total income 22,319
Expenses
Investment management 5,448
Shareholder servicing
Investor Class $ 800
Advisor Class 8
I Class 44 852
Rule 12b-1 fees
Advisor Class 7
Prospectus and shareholder reports
Investor Class 35
Advisor Class 1
I Class 11 47
Custody and accounting 326
Legal and audit 185
Registration 86
Directors 3
Miscellaneous 30
Waived / paid by Price Associates (1,197)
Total expenses 5,787
Net investment income 16,532

T. ROWE PRICE Global Allocation Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $39) 41,338
Futures (2,536)
Swaps (19)
Options written 1,471
Forward currency exchange contracts (803)
Foreign currency transactions (12)
Capital gain distributions from mutual funds 2,347
Net realized gain 41,786
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $87) 39,406
Futures (266)
Swaps (1)
Options written 329
Forward currency exchange contracts 454
Other assets and liabilities denominated in foreign currencies 51
Change in net unrealized gain / loss 39,973
Net realized and unrealized gain / loss 81,759
INCREASE IN NET ASSETS FROM OPERATIONS $ 98,291

T. ROWE PRICE Global Allocation Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 16,532 $ 15,809
Net realized gain 41,786 33,791
Change in net unrealized gain / loss 39,973 106,566
Increase in net assets from operations 98,291 156,166
Distributions to shareholders
Net earnings
Investor Class (25,481) (12,874)
Advisor Class (157) (84)
I Class (14,957) (8,544)
Decrease in net assets from distributions (40,595) (21,502)
Capital share transactions
*
Shares sold
Investor Class 83,095 71,838
Advisor Class 578 923
I Class 55,980 43,170
Distributions reinvested
Investor Class 23,808 12,046
Advisor Class 139 73
I Class 14,641 8,400
Shares redeemed
Investor Class (130,799) (145,797)
Advisor Class (1,185) (1,619)
I Class (87,934) (84,177)
Decrease in net assets from capital share
transactions (41,677) (95,143)

T. ROWE PRICE Global Allocation Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Net Assets
Increase during period 16,019 39,521
Beginning of period 812,075 772,554
End of period $ 828,094 $ 812,075
*Share information (000s)
Shares sold
Investor Class 5,314 4,819
Advisor Class 37 61
I Class 3,576 2,908
Distributions reinvested
Investor Class 1,603 851
Advisor Class 9 5
I Class 987 594
Shares redeemed
Investor Class (8,354) (9,803)
Advisor Class (77) (110)
I Class (5,685) (5,727)
Decrease in shares outstanding (2,590) (6,402)

T. ROWE PRICE Global Allocation Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Global Allocation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Allocation
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation and income. The fund has three classes of shares: the Global Allocation Fund
(Investor Class), the Global Allocation Fund–Advisor Class (Advisor Class)
and the Global Allocation Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected

T. ROWE PRICE Global Allocation Fund

as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Global Allocation Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Global Allocation Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses

T. ROWE PRICE Global Allocation Fund

information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length

T. ROWE PRICE Global Allocation Fund

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE Global Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 90,329 $ — $ 90,329
Asset-Backed Securities — 4,510 97 4,607
Bond Funds 125,525 — — 125,525
Common Stocks 271,349 180,343 358 452,050
Convertible Preferred Stocks — — 2,368 2,368
Equity Funds 62,112 — — 62,112
Non-U.S. Government
Mortgage-Backed Securities — 4,261 92 4,353
Preferred Stocks — 125 111 236
Private Investment
Companies — — 60,136 60,136
Short-Term Investments 25,284 — — 25,284
Securities Lending Collateral 8,096 — — 8,096
Total Securities 492,366 279,568 63,162 835,096
Swaps* — 2 — 2
Forward Currency Exchange
Contracts — 319 — 319
Futures Contracts* 54 — — 54
Total $ 492,420 $ 279,889 $ 63,162 $ 835,471
Liabilities
Options Written $ — $ 300 $ — $ 300
Swaps* — 1 — 1
Forward Currency Exchange
Contracts — 4 — 4
Futures Contracts* 140 — — 140
Total $ 140 $ 305 $ — $ 445
1
Includes Corporate Bonds, Government Bonds, Municipal Securities, U.S. Government
& Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Global Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
October 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at October 31, 2025, totaled $4,207,000 for the year ended October 31, 2025. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
10/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
10/31/25
Investment
in Securities
Asset-
Backed
Securities $ — $ — $ 100 $ (3) $ — $ — $ 97
Common
Stocks 167 37 155 (1) — — 358
Convertible
Preferred
Stocks 1,684 634 102 (52) 139 (139) 2,368
Non-U.S.
Government
Mortgage-
Backed
Securities 106 — — (14) — — 92
Preferred
Stocks — — 111 — — — 111
Private
Investment
Companies 62,643 6,993 — (9,500) — — 60,136
Total $ 64,600 $ 7,664 $ 468 $ (9,570) $ 139 $ (139) $ 63,162

T. ROWE PRICE Global Allocation Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Asset-Backed
Securities
$ 97 Recent
comparable
transaction
price(s)
—# —# —# —#
Common
Stocks
$358 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
dilution
15% 15% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
100% 100% Decrease
Market
comparable
Probability
for potential
outcome
20% 20% Increase
Enterprise
value to gross
profit multiple
4.9x 4.9x Increase
Enterprise
value to sales
multiple
1.4x
- 2.0x
1.8x Increase
Discount for
liquidation
preference
—# —# —#
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 2,368 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
dilution
15% 15% Decrease
Discount for
uncertainty
50% 50% Decrease
Market
comparable
Third-party
valuation
—# —# —#
Enterprise
value to sales
multiple
3.4x
- 27.5x
8.0x Increase
Sales growth
rate
20%
- 66%
32% Increase
Enterprise
value to
EBITDA
multiple
8.4x
- 26.2x
17.2x Increase
EBITDA growth
rate
124%
- 170%
164% Increase
Price-to-
earnings
multiple
17.5x
- 19.5x
18.5x Increase
Earnings
growth rate
17% 17% Increase
Cost of capital 25%
- 30%
29% Decrease
Discount for
uncertainty
10% 10% Decrease

T. ROWE PRICE Global Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 5% 5% Increase
Volatility 53%
- 58%
56% Increase
Non-U.S.
Government
Mortgage-
Backed
Securities
$ 92 Market
comparable
Third-party
valuation
—# —# —#
Preferred
Stocks
$ 111 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
Investment
Companies
$ 60,136 Rollforward of
Investee NAV
Estimated
return
0.81% 0.81% Increase

T. ROWE PRICE Global Allocation Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
October 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE Global Allocation Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 54
Foreign exchange derivatives Forwards 319
Credit derivatives Centrally Cleared Swaps 2
*
Total $ 375
*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 1
Interest rate derivatives Futures 2
Foreign exchange derivatives Forwards 4
Credit derivatives Options Written 72
Equity derivatives Futures, Options Written 366
Total $ 445
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Global Allocation Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 2 $ 2
Interest rate
derivatives — — (326) — — (326)
Foreign
exchange
derivatives — — — (803) — (803)
Credit
derivatives — 203 — — (21) 182
Equity
derivatives 205 1,268 (2,210) — — (737)
Total $ 205 $ 1,471 $ (2,536) $ (803) $ (19) $ (1,682)

T. ROWE PRICE Global Allocation Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (2) $ (2)
Interest rate
derivatives — — 301 — — 301
Foreign
exchange
derivatives — — — 454 — 454
Credit
derivatives — 35 — — 1 36
Equity
derivatives — 294 (567) — — (273)
Total $ — $ 329 $ (266) $ 454 $ (1) $ 516
^ Options purchased are reported as securities.

T. ROWE PRICE Global Allocation Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of October 31, 2025, securities valued at $39,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of October 31, 2025, collateral pledged by counterparties to the fund for bilateral

T. ROWE PRICE Global Allocation Fund

derivatives consisted of securities valued at $287,000. As of October 31, 2025, securities valued at $595,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended October 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 3% and 5% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.

T. ROWE PRICE Global Allocation Fund

Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended October 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and
5% of net assets.
Options   The fund is subject to credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income;
as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets;
trading restrictions imposed by an exchange or counterparty; possible failure

T. ROWE PRICE Global Allocation Fund

of counterparties to meet the terms of the agreements; movements in the underlying asset values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended
October 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 1% and 7% of net assets.
Swaps  The fund is subject to credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap).
Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net

T. ROWE PRICE Global Allocation Fund

cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of October 31, 2025, the notional amount of protection sold by the fund totaled $2,700,000 (0.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended October 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE Global Allocation Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Investment in Blackstone Partners Offshore Fund  The fund invested in
Blackstone Partners Offshore Fund Ltd. (Blackstone Partners), a multi-strategy hedge fund-of-funds offered by Blackstone Alternative Asset Management
(BAAM), a unit of Blackstone Group L.P. (Blackstone). Blackstone Partners
provides the fund exposure to alternative investments primarily through
Blackstone Partners’ investments in underlying private investment funds, and the underlying funds are mostly managed by investment managers unaffiliated with BAAM or Blackstone. Blackstone Partners and the underlying funds may use leverage, engage in short-selling, and invest in commodities or other speculative investments, which may increase the risk of investment loss. Blackstone Partners and the underlying funds are not subject to the same regulatory requirements as open-end mutual funds, and, therefore, their investments and related valuations may not be as transparent. Ownership interests in Blackstone Partners are not transferable and are subject to

T. ROWE PRICE Global Allocation Fund

various redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. In addition,
Blackstone Partners’ ownership in the underlying funds may also be subject to transfer and redemption restrictions, such as advance notice requirements, limited redemption dates, and possible suspension of redemption rights. All of these restrictions are subject to change at the sole discretion of Blackstone
Partners or an underlying fund’s management. As of October 31, 2025, the fund’s investment in Blackstone Partners is subject to semi-annual redemption with 95 days prior written notice and is considered an illiquid asset.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2025, the value of loaned securities was $7,686,000; the value of cash collateral and related investments was $8,096,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $284,298,000 and $363,826,000, respectively, for the year ended
October 31, 2025.

T. ROWE PRICE Global Allocation Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/
tax adjustments relate primarily to deemed distributions on shareholder redemptions, the character of net currency gains or losses, the character of income on passive foreign investment companies and the character of distributions from the underlying funds.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 21,041 $ 21,502
Long-term capital gain 19,554 —
Total distributions $ 40,595 $ 21,502

T. ROWE PRICE Global Allocation Fund

At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to straddle deferrals.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
($000s)
Cost of investments $ 670,491
Unrealized appreciation $ 228,038
Unrealized depreciation (63,899)
Net unrealized appreciation (depreciation) $ 164,139
($000s)
Undistributed ordinary income $ 19,516
Undistributed long-term capital gain 33,698
Net unrealized appreciation (depreciation) 164,139
Loss carryforwards and deferrals (24)
Total distributable earnings (loss) $ 217,329

T. ROWE PRICE Global Allocation Fund

loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Global Allocation Fund

The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $308,000 remain subject to repayment by the fund at October 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
October 31, 2025, expenses incurred pursuant to these service agreements
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 1.04% 1.15% 0.05%
Expense limitation date 12/31/27 12/31/27 12/31/27
(Waived)/repaid during the period ($000s) $— $(4) $(134)

T. ROWE PRICE Global Allocation Fund

were $125,000 for Price Associates; $212,000 for T. Rowe Price Services, Inc.;
and $3,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund),
Price Associates has agreed to permanently waive a portion of its management fee charged to the fund in an amount sufficient to fully offset that portion of management fees paid by each underlying Price Fund related to the fund’s investment therein. Annual management fee rates and amounts waived related to investments in the underlying Price Fund(s) for the year ended October 31,
2025, are as follows:
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Dynamic Global Bond Fund - I Class 0.48% $ 65
T. Rowe Price Emerging Markets Bond Fund - I
Class 0.67% 192

T. ROWE PRICE Global Allocation Fund

Total management fee waived was allocated ratably in the amounts of
$686,000, $4,000 and $369,000 for the Investor Class, Advisor Class and
I Class, respectively, for the year ended October 31, 2025.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of October 31, 2025.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
($000s)
Effective
Management
Fee Rate
Management
Fee Waived
T. Rowe Price Emerging Markets Local Currency
Bond Fund - I Class 0.62% $ 88
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class 0.55% 42
T. Rowe Price Institutional High Yield Fund -
Institutional Class 0.50% 93
T. Rowe Price Integrated U.S. Small-Mid Cap Core
Equity Fund - I Class 0.63% 259
T. Rowe Price International Bond Fund - I Class 0.48% 107
T. Rowe Price International Bond Fund (USD
Hedged) - I Class 0.48% 40
T. Rowe Price Multi-Strategy Total Return Fund - I
Class 0.99% 173
Total Management Fee Waived $ 1,059

T. ROWE PRICE Global Allocation Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Global Allocation Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Global
Allocation Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Allocation Fund, Inc. (the
"Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31,
2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Allocation Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent, investment manager and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Allocation Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $22,117,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $6,756,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $3,617,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F154-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Global Allocation Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025